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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 8 of its series, Evergreen Aggressive Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund and Evergreen Large Cap Equity Fund, for the six months ended March 31, 2004. These 8 series have a 9/30 fiscal year end.

Date of reporting period: 3/31/2004

Item 1 - Reports to Stockholders.

Evergreen Aggressive Growth Fund

Evergreen Aggressive Growth Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Aggressive Growth Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS 1

Portfolio inception date: 4/15/1983

	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Nasdaq symbol	EAGAX	EAGBX	EAGCX	EAGYX

6-month return with sales charge	9.55%	10.81%	14.87%	N/A

6-month return w/o sales charge	16.25%	15.81%	15.87%	16.40%

Average annual return*

1 year with sales charge	41.62%	44.12%	48.21%	N/A

1 year w/o sales charge	50.27%	49.12%	49.21%	50.69%

5 year	0.53%	0.76%	1.00%	2.02%

10 year	8.57%	8.54%	8.53%	9.49%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$14.40	$11.27	$13.21	$38.14	$25.87	$21.26
Income from investment operations
Net investment loss	-0.09	-0.14	-0.13	-0.11	-0.24	-0.22
Net realized and unrealized gains or losses on securities	2.43	3.27	-1.81	-14.49	15.78	7.46
Total from investment operations	2.34	3.13	-1.94	-14.60	15.54	7.24
Distributions to shareholders from
Net realized gains	0	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$16.74	$14.40	$11.27	$13.21	$38.14	$25.87
Total return[2]	16.25%	27.77%	-14.69%	-47.31%	64.76%	36.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$196,035	$120,314	$108,274	$133,001	$284,984	$166,524
Ratios to average net assets
Expenses[3]	1.51%[4]	1.53%	1.42%	1.26%	1.12%	1.18%
Net investment loss	-1.09%[4]	-1.12%	-0.98%	-0.58%	-0.70%	-0.92%
Portfolio turnover rate	94%	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$13.16	$10.37	$12.25	$36.50	$25.04	$20.78
Income from investment operations
Net investment loss	-0.13	-0.21	-0.22	-0.23	-0.54	-0.40
Net realized and unrealized gains or losses on securities	2.21	3.00	-1.66	-13.69	15.27	7.29
Total from investment operations	2.08	2.79	-1.88	-13.92	14.73	6.89
Distributions to shareholders from
Net realized gains	0	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$15.24	$13.16	$10.37	$12.25	$36.50	$25.04
Total return[2]	15.81%	26.90%	-15.35%	-47.68%	63.56%	36.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$50,440	$44,601	$44,162	$67,083	$134,252	$56,466
Ratios to average net assets
Expenses[3]	2.20%[4]	2.25%	2.17%	2.01%	1.88%	1.93%
Net investment loss	-1.79%[4]	-1.84%	-1.73%	-1.33%	-1.44%	-1.67%
Portfolio turnover rate	94%	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$13.11	$10.33	$12.20	$36.42	$24.98	$20.75
Income from investment operations
Net investment loss	-0.13	-0.21	-0.22	-0.22	-0.58	-0.39
Net realized and unrealized gains or losses on securities	2.21	2.99	-1.65	-13.67	15.29	7.25
Total from investment operations	2.08	2.78	-1.87	-13.89	14.71	6.86
Distributions to shareholders from
Net realized gains	0	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$15.19	$13.11	$10.33	$12.20	$36.42	$24.98
Total return[2]	15.87%	26.91%	-15.33%	-47.72%	63.64%	35.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,773	$6,966	$6,034	$8,657	$15,736	$4,685
Ratios to average net assets
Expenses[3]	2.21%[4]	2.26%	2.17%	2.02%	1.91%	1.92%
Net investment loss	-1.80%[4]	-1.84%	-1.73%	-1.32%	-1.40%	-1.67%
Portfolio turnover rate	94%	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$14.94	$11.65	$13.62	$38.86	$26.23	$21.46
Income from investment operations
Net investment loss	-0.07	-0.10	-0.10	-0.06	-0.16	-0.17
Net realized and unrealized gains or losses on securities	2.52	3.39	-1.87	-14.85	16.06	7.57
Total from investment operations	2.45	3.29	-1.97	-14.91	15.90	7.40
Distributions to shareholders from
Net realized gains	0	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$17.39	$14.94	$11.65	$13.62	$38.86	$26.23
Total return	16.40%	28.24%	-14.46%	-47.20%	65.30%	37.36%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,762	$12,242	$13,711	$18,571	$48,523	$28,867
Ratios to average net assets
Expenses[3]	1.20%[4]	1.26%	1.17%	1.00%	0.88%	0.93%
Net investment loss	-0.79%[4]	-0.83%	-0.73%	-0.33%	-0.44%	-0.67%
Portfolio turnover rate	94%	229%	203%	224%	203%	86%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 22.0%
Auto Components 2.4%
Autoliv, Inc.	100,000	$ 4,100,000
China Yuchai International, Ltd. (p)	125,000	2,501,250
6,601,250
Hotels, Restaurants & Leisure 3.8%
International Game Technology, Inc.	190,000	8,542,400
Krispy Kreme Doughnuts, Inc. * (p)	50,000	1,717,000
10,259,400
Household Durables 2.2%
D.R. Horton, Inc.	90,000	3,188,700
Harman International Industries, Inc.	34,500	2,746,200
5,934,900
Internet & Catalog Retail 5.4%
Amazon.com, Inc. *	147,300	6,375,143
eBay, Inc. *	102,800	7,127,124
InterActiveCorp. * (p)	35,000	1,105,650
14,607,917
Specialty Retail 6.8%
Best Buy Co., Inc.	85,500	4,422,060
Chico's FAS, Inc. * (p)	161,698	7,502,787
TBC Corp. * (p)	150,000	4,405,500
West Marine, Inc. * (p)	60,000	1,911,000
18,241,347
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	90,000	3,689,100
ENERGY 1.7%
Oil & Gas 1.7%
Apache Corp.	12,000	518,040
XTO Energy, Inc.	159,825	4,033,983
4,552,023
FINANCIALS 3.4%
Capital Markets 3.0%
Ameritrade Holding Corp. *	300,000	4,620,000
Morgan Stanley	61,000	3,495,300
8,115,300
Diversified Financial Services 0.4%
Citigroup, Inc.	18,000	930,600
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 21.9%
Health Care Equipment & Supplies 8.9%
Boston Scientific Corp. *	100,000	$ 4,238,000
Guidant Corp.	63,800	4,043,006
Kyphon, Inc. * (p)	125,000	2,988,750
Medtronic, Inc.	98,900	4,722,475
Saint Jude Medical, Inc. *	55,000	3,965,500
Stryker Corp.	45,500	4,028,115
23,985,846
Pharmaceuticals 13.0%
Allergan, Inc.	35,000	2,945,600
Dr. Reddy's Laboratories, Ltd., ADR (p)	145,000	3,472,750
Endo Pharmaceuticals Holdings, Inc. *	101,100	2,468,862
Medicines Co. * (p)	85,000	2,737,850
Medicis Pharmaceutical Corp., Class A (p)	70,000	2,800,000
Pharmaceutical Resources, Inc. *	97,400	5,538,164
Sepracor, Inc. * (p)	40,000	1,924,000
Shire Pharmaceuticals Group, ADR * (p)	71,776	2,112,368
Teva Pharmaceutical Industries, Ltd., ADR (p)	78,919	5,004,254
Valeant Pharmaceuticals International (p)	205,000	4,893,350
Watson Pharmaceuticals, Inc. *	25,000	1,069,750
34,966,948
INDUSTRIALS 17.6%
Air Freight & Logistics 0.8%
J.B. Hunt Transport Services, Inc. *	75,000	2,112,750
Airlines 3.1%
AirTran Holdings, Inc. *	225,000	2,673,000
AMR Corp. *	225,000	2,864,250
JetBlue Airways Corp. *	115,000	2,908,350
8,445,600
Commercial Services & Supplies 7.6%
Apollo Group, Inc., Class A *	57,900	4,985,769
Career Education Corp. *	58,000	3,285,120
Cendant Corp.	145,600	3,551,184
Monster Worldwide, Inc. *	221,500	5,803,300
Strayer Education, Inc.	23,000	2,690,310
20,315,683
Construction & Engineering 0.3%
Chicago Bridge & Iron Co.	29,000	807,070
Electrical Equipment 1.2%
Cooper Industries, Ltd., Class A	56,800	3,247,824
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.6%
Deere & Co.	90,000	$ 6,237,900
Oshkosh Truck Corp.	65,000	3,620,500
Paccar, Inc.	45,000	2,530,800
12,389,200
INFORMATION TECHNOLOGY 26.2%
Communications Equipment 5.6%
Cisco Systems, Inc. *	228,900	5,383,728
Juniper Networks, Inc. * (p)	55,000	1,430,550
QUALCOMM, Inc.	55,000	3,653,100
Research In Motion, Ltd. * (p)	47,600	4,441,556
14,908,934
Computers & Peripherals 1.8%
EMC Corp. *	310,000	4,219,100
SanDisk Corp. * (p)	24,800	703,576
4,922,676
Electronic Equipment & Instruments 1.5%
Flextronics International, Ltd. *	240,000	4,132,800
Office Electronics 2.2%
Zebra Technologies Corp., Class A * (p)	85,000	5,896,450
Semiconductors & Semiconductor Equipment 4.4%
Integrated Silicon Solution * (p)	200,000	3,548,000
Intersil Holding Corp., Class A	65,000	1,448,850
NVIDIA Corp. *	110,000	2,913,900
Texas Instruments, Inc.	138,000	4,032,360
11,943,110
Software 10.7%
Amdocs, Ltd. *	205,000	5,696,950
BEA Systems, Inc. *	250,000	3,190,000
Cadence Design Systems, Inc. *	174,500	2,572,130
Citrix Systems, Inc. *	200,000	4,324,000
Intuit, Inc. *	30,000	1,346,400
Microsoft Corp.	205,100	5,121,347
Network Associates, Inc. *	150,000	2,700,000
Symantec Corp. *	82,100	3,801,230
28,752,057
MATERIALS 6.1%
Chemicals 0.9%
Agrium, Inc.	170,000	2,499,000
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 5.2%
GrafTech International, Ltd. * (p)	300,000	$ 4,485,000
Inco, Ltd. * (p)	75,000	2,597,250
Massey Energy Corp. (p)	152,900	3,374,503
Schnitzer Steel Industries, Inc., Class A (p)	105,000	3,366,300
13,823,053
Total Common Stocks (cost $225,448,366)		266,080,838
SHORT-TERM INVESTMENTS 12.5%
MUTUAL FUND SHARES 12.5%
Navigator Prime Portfolio (pp) (cost $33,575,663)	33,575,663	33,575,663
Total Investments (cost $259,024,029) 111.4%		299,656,501
Other Assets and Liabilities (11.4%)		(30,646,139)
Net Assets 100.0%		$ 269,010,362

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 259,024,029
Net unrealized gains on securities	40,632,472

Market value of securities	299,656,501
Receivable for securities sold	6,222,757
Receivable for Fund shares sold	107,591
Dividends receivable	65,324
Receivable for securities lending income	3,578
Prepaid expenses and other assets	28,254

Total assets	306,084,005

Liabilities
Payable for securities purchased	2,806,900
Payable for Fund shares redeemed	288,481
Payable for securities on loan	33,575,663
Due to custodian bank	294,200
Advisory fee payable	3,817
Distribution Plan expenses payable	3,248
Due to other related parties	48,311
Accrued expenses and other liabilities	53,023

Total liabilities	37,073,643

Net assets	$ 269,010,362

Net assets represented by
Paid-in capital	$ 317,916,470
Undistributed net investment loss	(1,545,933)
Accumulated net realized losses on securities	(87,992,647)
Net unrealized gains on securities	40,632,472

Total net assets	$ 269,010,362

Net assets consists of
Class A	$ 196,034,783
Class B	50,440,409
Class C	9,773,403
Class I	12,761,767

Total net assets	$ 269,010,362

Shares outstanding
Class A	11,708,619
Class B	3,309,077
Class C	643,603
Class I	733,777

Net asset value per share
Class A	$ 16.74
Class A -- Offering price (based on sales charge of 5.75%)	$ 17.76
Class B	$ 15.24
Class C	$ 15.19
Class I	$ 17.39

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,526)	$ 506,022

Expenses
Advisory fee	636,856
Distribution Plan expenses
Class A	258,720
Class B	253,264
Class C	44,965
Administrative services fee	122,355
Transfer agent fees	611,773
Trustees' fees and expenses	1,755
Printing and postage expenses	21,037
Custodian and accounting fees	31,953
Registration and filing fees	31,081
Professional fees	14,114
Other	8,413

Total expenses	2,036,286
Less: Expense reductions	(335)
Expense reimbursements	(2,312)

Net expenses	2,033,639

Net investment loss	(1,527,617)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	36,011,885
Net change in unrealized gains or losses on securities	(1,939,576)

Net realized and unrealized gains or losses on securities	34,072,309

Net increase in net assets resulting from operations	$ 32,544,692

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (1,527,617)		$ (2,200,220)
Net realized gains or losses on securities		36,011,885		(1,946,957)
Net change in unrealized gains or losses on securities		(1,939,576)		45,244,661

Net increase in net assets resulting from operations		32,544,692		41,097,484

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	631,525	10,235,514	4,571,527	53,160,322
Class B	193,230	2,859,601	363,942	4,229,842
Class C	100,262	1,488,384	190,365	2,158,073
Class I	39,860	666,760	487,963	6,069,489

		15,250,259		65,617,726

Automatic conversion of Class B shares to Class A shares
Class A	159,906	2,589,730	257,131	3,068,874
Class B	(175,336)	(2,589,730)	(280,436)	(3,068,874)

		0		0

Payment for shares redeemed
Class A	(1,132,330)	(18,480,540)	(6,083,179)	(71,332,969)
Class B	(471,857)	(6,982,550)	(952,072)	(10,411,074)
Class C	(93,398)	(1,388,797)	(242,878)	(2,661,411)
Class I	(127,642)	(2,107,761)	(844,930)	(10,367,309)

		(28,959,648)		(94,772,763)

Net asset value of shares issued in acquisition
Class A	3,695,890	59,047,178	0	0
Class B	373,342	5,442,118	0	0
Class C	105,369	1,530,188	0	0
Class I	1,940	32,153	0	0

		66,051,637		0

Net increase (decrease) in net assets resulting from capital share transactions		52,342,248		(29,155,037)

Total increase in net assets		84,886,940		11,942,447
Net assets
Beginning of period		184,123,422		172,180,975

End of period		$ 269,010,362		$ 184,123,422

Undistributed net investment loss		$ (1,545,933)		$ (18,316)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,312.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.50% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $100,619 to Wachovia Securities, LLC.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Premier 20 Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Premier 20 Fund at an exchange ratio of 0.33, 0.36, 0.36 and 0.32 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,975,239. The aggregate net assets of the Fund and Evergreen Premier 20 Fund immediately prior to the acquisition were $200,880,668 and $66,051,637, respectively. The aggregate net assets of the Fund immediately after the acquisition were $266,932,305.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities ) were $220,490,141 and $225,482,435, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $33,496,177 and $33,575,663, respectively. During the six months ended March 31, 2004, the Fund earned $16,670 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $259,599,840. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,386,013 and $3,329,352, respectively, with a net unrealized appreciation of $40,056,661.

As of September 30, 2003, the Fund had $123,279,134 in capital loss carryovers for federal income tax purposes with $3,200,375 expiring in 2009, $102,712,203 expiring in 2010 and $17,366,556 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.52% and declining to 0.50% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566375 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Mid Cap Growth Fund

Evergreen Mid Cap Growth Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Mid Cap Growth Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

J. Gary Craven, CFA
Small/Mid Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	10.86%	12.16%	16.16%	N/A

6-month return w/o sales charge	17.65%	17.16%	17.16%	18.01%

Average annual return*

1 year with sales charge	46.63%	49.43%	53.43%	N/A

1 year w/o sales charge	55.76%	54.43%	54.43%	56.27%

5 year	7.18%	7.43%	7.65%	8.74%

10 year	6.70%	6.85%	6.85%	7.50%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Mid Cap Growth Fund Class A shares,1 versus a similar investment in the Russell MidCap Growth Index (Russell MidCap Growth) and the Consumer Price Index (CPI).

The Russell MidCap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

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Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$4.25	$2.98	$3.48	$10.57	$6.47	$5.72
Income from investment operations
Net investment loss	-0.02	-0.03	-0.03	-0.02	-0.04	-0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.77	1.30	-0.47	-3.73	4.14	1.97
Total from investment operations	0.75	1.27	-0.50	-3.75	4.10	1.93
Distributions to shareholders from
Net realized gains	0	0	0	-3.34	0	-1.18
Net asset value, end of period	$5.00	$4.25	$2.98	$3.48	$10.57	$6.47
Total return[2]	17.65%	42.62%	-14.37%	-46.35%	63.37%	39.74%
Ratios and supplemental data
Net assets, end of period (millions)	$613	$544	$460	$574	$1,110	$712
Ratios to average net assets
Expenses[3]	1.16%[4]	1.22%	1.18%	1.05%	1.01%	1.17%
Net investment loss	-0.82%[4]	-0.84%	-0.67%	-0.41%	-0.46%	-0.63%
Portfolio turnover rate	66%	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$4.02	$2.84	$3.35	$10.35	$6.39	$5.69
Income from investment operations
Net investment loss	-0.03	-0.05	-0.05	-0.06	-0.11	-0.07
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.72	1.23	-0.46	-3.60	4.07	1.95
Total from investment operations	0.69	1.18	-0.51	-3.66	3.96	1.88
Distributions to shareholders from
Net realized gains	0	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.71	$4.02	$2.84	$3.35	$10.35	$6.39
Total return[2]	17.16%	41.55%	-15.22%	-46.54%	61.97%	38.95%
Ratios and supplemental data
Net assets, end of period (millions)	$32	$28	$21	$35	$81	$107
Ratios to average net assets
Expenses[3]	1.86%[4]	1.94%	1.92%	1.80%	1.77%	1.93%
Net investment loss	-1.52%[4]	-1.56%	-1.43%	-1.17%	-1.23%	-1.35%
Portfolio turnover rate	66%	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$4.02	$2.85	$3.35	$10.36	$6.39	$5.70
Income from investment operations
Net investment loss	-0.03	-0.05	-0.05	-0.06	-0.12	-0.07
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.72	1.22	-0.45	-3.61	4.09	1.94
Total from investment operations	0.69	1.17	-0.50	-3.67	3.97	1.87
Distributions to shareholders from
Net realized gains	0	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.71	$4.02	$2.85	$3.35	$10.36	$6.39
Total return[2]	17.16%	41.05%	-14.93%	-46.60%	62.13%	38.65%
Ratios and supplemental data
Net assets, end of period (millions)	$10	$8	$4	$4	$9	$2
Ratios to average net assets
Expenses[3]	1.86%[4]	1.94%	1.92%	1.80%	1.76%	1.93%
Net investment loss	-1.51%[4]	-1.56%	-1.43%	-1.18%	-1.20%	-1.36%
Portfolio turnover rate	66%	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$4.33	$3.03	$3.54	$10.64	$6.51	$5.74
Income from investment operations
Net investment loss	-0.01	-0.02	-0.02	-0.01	-0.02	-0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.79	1.32	-0.49	-3.75	4.15	1.98
Total from investment operations	0.78	1.30	-0.51	-3.76	4.13	1.95
Distributions to shareholders from
Net realized gains	0	0	0	-3.34	0	-1.18
Net asset value, end of period	$5.11	$4.33	$3.03	$3.54	$10.64	$6.51
Total return	18.01%	42.90%	-14.41%	-46.06%	63.44%	40.01%
Ratios and supplemental data
Net assets, end of period (millions)	$16	$4	$2	$2	$5	$2
Ratios to average net assets
Expenses[3]	0.87%[4]	0.94%	0.93%	0.80%	0.77%	0.92%
Net investment loss	-0.48%[4]	-0.54%	-0.43%	-0.18%	-0.21%	-0.42%
Portfolio turnover rate	66%	221%	179%	181%	220%	125%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 26.5%
Auto Components 2.2%
Autoliv, Inc.	362,400	$ 14,858,400
Hotels, Restaurants & Leisure 4.3%
Applebee's International, Inc.	186,400	7,707,640
International Game Technology, Inc.	261,700	11,766,032
Mandalay Resort Group (p)	171,900	9,842,994
29,316,666
Leisure Equipment & Products 2.8%
Shuffle Master, Inc. * (p)	399,700	18,582,053
Media 1.9%
Entravision Communications Corp. *	498,000	4,467,060
Washington Post Co., Class B	9,500	8,401,895
12,868,955
Specialty Retail 10.9%
Chico's FAS, Inc. *	439,800	20,406,720
Claire's Stores, Inc.	399,500	8,325,580
Hot Topic, Inc. *	425,672	11,259,024
Pacific Sunwear of California, Inc. *	679,224	16,668,157
PETCO Animal Supplies, Inc. * (p)	349,200	9,840,456
Rent-A-Center, Inc. *	199,500	6,581,505
73,081,442
Textiles, Apparel & Luxury Goods 4.4%
Coach, Inc. *	569,500	23,343,805
Columbia Sportswear Co. *	109,400	6,065,136
29,408,941
CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.4%
United Natural Foods, Inc. * (p)	194,200	9,339,078
Food Products 0.9%
McCormick & Co., Inc.	171,100	5,735,272
ENERGY 4.8%
Energy Equipment & Services 0.9%
Weatherford International, Ltd. * (p)	136,300	5,728,689
Oil & Gas 3.9%
Chesapeake Energy Corp. (p)	1,248,600	16,731,240
XTO Energy, Inc. (p)	385,541	9,731,061
26,462,301
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 6.6%
Capital Markets 2.9%
Affiliated Managers Group, Inc. * (p)	138,750	$ 7,572,975
Ameritrade Holding Corp. *	488,400	7,521,360
Knight Trading Group, Inc. *	366,100	4,634,826
19,729,161
Diversified Financial Services 1.1%
Chicago Merchantile Exchange Holdings, Inc.	76,000	7,352,240
Insurance 1.8%
AMBAC Financial Group, Inc.	40,900	3,017,602
Endurance Specialty Holdings, Ltd.	50,000	1,777,000
Willis Group Holdings, Ltd.	194,600	7,239,120
12,033,722
Real Estate 0.8%
ProLogis Trust REIT	150,400	5,394,848
HEALTH CARE 16.1%
Biotechnology 3.1%
Biogen Idec, Inc. *	145,830	8,108,148
Charles River Laboratories International, Inc. * (p)	168,400	7,215,940
Invitrogen Corp. *	74,300	5,326,567
20,650,655
Health Care Equipment & Supplies 5.6%
Bausch & Lomb, Inc. (p)	148,100	8,881,557
Cytyc Corp. *	358,800	7,983,300
Fisher Scientific International, Inc. *	104,700	5,762,688
Kinetic Concepts, Inc. *	39,400	1,767,090
Saint Jude Medical, Inc. *	90,800	6,546,680
Zimmer Holdings, Inc. * (p)	94,894	7,001,279
37,942,594
Health Care Providers & Services 2.7%
Andrx Corp. *	343,200	9,335,040
Renal Care Group, Inc. *	110,700	5,065,632
Wellpoint Health Networks, Inc., Class A *	34,400	3,911,968
18,312,640
Pharmaceuticals 4.7%
Allergan, Inc.	92,900	7,818,464
Dr. Reddy's Laboratories, Ltd., ADR	292,700	7,010,165
Sepracor, Inc. * (p)	155,000	7,455,500
Shire Pharmaceuticals Group, ADR * (p)	309,600	9,111,528
31,395,657
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.7%
Airlines 1.3%
JetBlue Airways Corp. * (p)	336,300	$ 8,505,027
Commercial Services & Supplies 4.4%
Career Education Corp. *	327,300	18,538,272
Monster Worldwide, Inc. *	431,800	11,313,160
29,851,432
Machinery 1.0%
Navistar International Corp. * (p)	144,600	6,629,910
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 3.7%
Foundry Networks, Inc. *	788,600	13,540,262
QLogic Corp. * (p)	341,300	11,266,313
24,806,575
Electronic Equipment & Instruments 2.8%
AVX Corp.	220,400	3,634,396
Flextronics International, Ltd. * (p)	881,200	15,174,264
18,808,660
IT Services 2.0%
Cognizant Technology Solutions Corp., Class A *	296,500	13,416,625
Office Electronics 0.9%
Zebra Technologies Corp., Class A *	84,400	5,854,828
Semiconductors & Semiconductor Equipment 8.4%
Atmel Corp. *	1,022,300	6,644,950
Broadcom Corp., Class A *	182,700	7,156,359
Intersil Holding Corp., Class A (p)	639,500	14,254,455
Lam Research Corp. * (p)	348,900	8,795,769
Power Integrations, Inc. * (p)	171,400	5,027,162
Varian Semiconductor Equipment, Inc. *	174,400	7,324,800
Xilinx, Inc. *	194,700	7,398,600
56,602,095
Software 8.1%
Amdocs, Ltd. *	264,086	7,338,950
BEA Systems, Inc. *	576,300	7,353,588
Citrix Systems, Inc. *	769,600	16,638,752
Network Associates, Inc. *	842,400	15,163,200
Quest Software, Inc. * (p)	467,600	7,645,260
54,139,750
MATERIALS 6.5%
Chemicals 2.5%
CNH Global N.V.	448,100	8,388,432
Scotts Co., Class A * (p)	128,500	8,243,275
16,631,707
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 4.0%
AngloGold, Ltd., ADR (p)	216,143	$ 9,136,365
Goldcorp, Inc. (p)	845,900	12,527,779
Nucor Corp. (p)	82,500	5,072,100
26,736,244
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 0.8%
Colt Telecom Group plc *	3,221,232	5,513,524
Wireless Telecommunications Services 3.0%
Nextel Partners, Inc., Class A * (p)	873,953	11,064,245
Turkcell Iletisim Hizmetleri, ADR * (p)	241,740	8,642,205
19,706,450
Total Common Stocks (cost $513,473,203)		665,396,141
SHORT-TERM INVESTMENTS 12.2%
MUTUAL FUND SHARES 12.2%
Evergreen Institutional Money Market Fund (o)	3,297,747	3,297,747
Navigator Prime Portfolio (pp)	78,752,775	78,752,775
Total Short-Term Investments (cost $82,050,522)		82,050,522
Total Investments (cost $595,523,725) 111.4%		747,446,663
Other Assets and Liabilities (11.4%)		(76,214,832)
Net Assets 100.0%		$ 671,231,831

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 595,523,725
Net unrealized gains on securities	151,922,938

Market value of securities	747,446,663
Foreign currency, at value (cost $19)	18
Receivable for securities sold	8,357,216
Receivable for Fund shares sold	308,511
Dividends receivable	156,003
Receivable for securities lending income	16,797
Prepaid expenses and other assets	109,702

Total assets	756,394,910

Liabilities
Payable for securities purchased	5,368,500
Payable for Fund shares redeemed	900,273
Payable for securities on loan	78,752,775
Advisory fee payable	8,684
Distribution Plan expenses payable	6,217
Due to other related parties	3,077
Accrued expenses and other liabilities	123,553
Total liabilities	85,163,079

Net assets	$ 671,231,831

Net assets represented by
Paid-in capital	$ 736,557,014
Undistributed net investment loss	(2,832,649)
Accumulated net realized losses on securities and foreign currency related transactions	(214,415,471)
Net unrealized gains on securities and foreign currency related transactions	151,922,937

Total net assets	$ 671,231,831

Net assets consists of
Class A	$ 612,614,789
Class B	32,492,188
Class C	10,108,809
Class I	16,016,045

Total net assets	$ 671,231,831

Shares outstanding
Class A	122,598,664
Class B	6,894,500
Class C	2,144,279
Class I	3,135,810

Net asset value per share
Class A	$ 5.00
Class A -- Offering price (based on sales charge of 5.75%)	$ 5.31
Class B	$ 4.71
Class C	$ 4.71
Class I	$ 5.11

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $18,973)	$ 1,025,115
Securities lending income	92,977

Total investment income	1,118,092

Expenses
Advisory fee	1,542,843
Distribution Plan expenses
Class A	898,895
Class B	158,394
Class C	46,363
Administrative services fee	324,125
Transfer agent fees	693,676
Trustees' fees and expenses	4,680
Printing and postage expenses	69,875
Custodian and accounting fees	89,918
Registration and filing fees	34,907
Professional fees	28,325
Other	11,633

Total expenses	3,903,634
Less: Expense reductions	(1,318)
Expense reimbursements	(5,178)

Net expenses	3,897,138

Net investment loss	(2,779,046)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	64,191,316
Foreign currency related transactions	71,463

Net realized gains on securities and foreign currency related transactions	64,262,779
Net change in unrealized gains or losses on securities and foreign currency related transactions	40,675,408

Net realized and unrealized gains or losses on securities and foreign currency related transactions	104,938,187
Net increase in net assets resulting from operations	$ 102,159,141

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (2,779,046)		$ (4,687,378)
Net realized gains on securities and foreign currency related transactions		64,262,779		81,944,555
Net change in unrealized gains or losses on securities and foreign currency related transactions		40,675,408		109,304,250

Net increase in net assets resulting from operations		102,159,141		186,561,427

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,399,017	31,009,888	27,761,300	93,700,642
Class B	765,650	3,436,781	1,461,378	5,326,117
Class C	491,943	2,215,777	6,046,996	18,603,112
Class I	2,512,507	12,382,354	3,386,529	11,830,073

		49,044,800		129,459,944

Automatic conversion of Class B shares to Class A shares
Class A	88,352	422,459	291,491	1,062,153
Class B	(93,425)	(422,459)	(307,339)	(1,062,153)

		0		0

Payment for shares redeemed
Class A	(12,135,272)	(58,126,240)	(53,919,253)	(186,511,578)
Class B	(668,256)	(3,015,134)	(1,569,247)	(5,192,013)
Class C	(219,954)	(996,351)	(5,411,988)	(16,325,136)
Class I	(272,950)	(1,343,644)	(3,014,226)	(10,243,225)

		(63,481,369)		(218,271,952)

Net decrease in net assets resulting from capital share transactions		(14,436,569)		(88,812,008)

Total increase in net assets		87,722,572		97,749,419
Net assets
Beginning of period		583,509,259		485,759,840

End of period		$ 671,231,831		$ 583,509,259

Undistributed net investment loss		$ (2,832,649)		$ (53,603)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the "Fund") (formerly, Evergreen Emerging Growth Fund) is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $5,178.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $177,159 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $421,753,249 and $441,948,216, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $75,226,061 and $78,752,775, respectively.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $599,495,994. The gross unrealized appreciation and depreciation on securities based on tax cost was $160,731,347 and $12,780,678, respectively, with a net unrealized appreciation of $147,950,669.

As of September 30, 2003, the Fund had $271,971,965 in capital loss carryovers for federal income tax purposes with $34,606,000 expiring in 2009, $229,817,109 expiring in 2010 and $7,548,856 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.51% and declining to 0.26% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor Inc. as the distributor of the Fund's shares.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569842   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Fund

Evergreen Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new

1

LETTER TO SHAREHOLDERS continued

round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged by 28% in the fourth quarter of 2003 and strong demand

2

LETTER TO SHAREHOLDERS continued

in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/15/1971

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1971

Nasdaq symbol	EVRAX	EVRBX	EVRCX	EVGRX

6-month return with sales charge	8.00%	9.13%	13.15%	N/A

6-month return w/o sales charge	14.60%	14.13%	14.15%	14.76%

Average annual return*

1 year with sales charge	25.37%	27.12%	31.04%	N/A

1 year w/o sales charge	33.00%	32.12%	32.04%	33.48%

5 year	-5.36%	-5.17%	-4.93%	-3.98%

10 year	5.61%	5.55%	5.56%	6.54%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Fund Class A shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$10.48	$8.92	$11.21	$16.88	$24.24	$21.11
Income from investment operations
Net investment income (loss)	-0.01	-0.02	-0.01	-0.03	-0.12	0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.54	1.58	-2.28	-5.43	2.79	3.22
Total from investment operations	1.53	1.56	-2.29	-5.46	2.67	3.24
Distributions to shareholders from
Net investment income	0	0	0	0	0	-0.04
Net realized gains	0	0	0	-0.21	-10.03	-0.07
Total distributions to shareholders	0	0	0	-0.21	-10.03	-0.11
Net asset value, end of period	$12.01	$10.48	$8.92	$11.21	$16.88	$24.24
Total return[2]	14.60%	17.49%	-20.43%	-32.68%	11.07%	15.34%
Ratios and supplemental data
Net assets, end of period (millions)	$139	$110	$71	$85	$161	$180
Ratios to average net assets
Expenses[3]	1.68%[4]	1.76%	1.57%	1.51%	1.43%	1.39%
Net investment income (loss)	-0.22%[4]	-0.23%	-0.11%	-0.20%	-0.49%	0.06%
Portfolio turnover rate	38%	125%	133%	160%	119%	35%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$9.84	$8.43	$10.68	$16.21	$23.80	$20.82
Income from investment operations
Net investment loss	-0.05	-0.09	-0.09	-0.13	-0.28	-0.17
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.44	1.50	-2.16	-5.19	2.72	3.22
Total from investment operations	1.39	1.41	-2.25	-5.32	2.44	3.05
Distributions to shareholders from
Net realized gains	0	0	0	-0.21	-10.03	-0.07
Net asset value, end of period	$11.23	$9.84	$8.43	$10.68	$16.21	$23.80
Total return[2]	14.13%	16.73%	-21.07%	-33.17%	10.22%	14.65%
Ratios and supplemental data
Net assets, end of period (millions)	$104	$122	$168	$296	$553	$646
Ratios to average net assets
Expenses[3]	2.39%[4]	2.48%	2.32%	2.27%	2.18%	2.14%
Net investment loss	-0.93%[4]	-0.94%	-0.86%	-0.95%	-1.23%	-0.70%
Portfolio turnover rate	38%	125%	133%	160%	119%	35%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$9.82	$8.42	$10.65	$16.18	$23.77	$20.79
Income from investment operations
Net investment loss	-0.05	-0.09	-0.09	-0.13	-0.28	-0.16
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.44	1.49	-2.14	-5.19	2.72	3.21
Total from investment operations	1.39	1.40	-2.23	-5.32	2.44	3.05
Distributions to shareholders from
Net realized gains	0	0	0	-0.21	-10.03	-0.07
Net asset value, end of period	$11.21	$9.82	$8.42	$10.65	$16.18	$23.77
Total return[2]	14.15%	16.63%	-20.94%	-33.23%	10.23%	14.67%
Ratios and supplemental data
Net assets, end of period (millions)	$4	$4	$4	$6	$11	$14
Ratios to average net assets
Expenses[3]	2.39%[4]	2.48%	2.32%	2.27%	2.18%	2.14%
Net investment loss	-0.93%[4]	-0.95%	-0.86%	-0.95%	-1.24%	-0.70%
Portfolio turnover rate	38%	125%	133%	160%	119%	35%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$10.77	$9.14	$11.45	$17.20	$24.48	$21.25
Income from investment operations
Net investment income (loss)	0	0.01	0.02	0.01	-0.06	0.07
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.59	1.62	-2.33	-5.55	2.81	3.28
Total from investment operations	1.59	1.63	-2.31	-5.54	2.75	3.35
Distributions to shareholders from
Net investment loss	0	0	0	0	0	-0.05
Net realized gains	0	0	0	-0.21	-10.03	-0.07
Total distributions to shareholders	0	0	0	-0.21	-10.03	-0.12
Net asset value, end of period	$12.36	$10.77	$9.14	$11.45	$17.20	$24.48
Total return	14.76%	17.83%	-20.17%	-32.53%	11.32%	15.79%
Ratios and supplemental data
Net assets, end of period (millions)	$230	$221	$216	$508	$887	$1,086
Ratios to average net assets
Expenses[3]	1.39%[4]	1.48%	1.32%	1.27%	1.18%	1.14%
Net investment income (loss)	0.07%[4]	0.05%	0.14%	0.05%	-0.23%	0.30%
Portfolio turnover rate	38%	125%	133%	160%	119%	35%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 14.3%
Automobiles 0.2%
Toyota Motor Corp.	23,000	$ 856,553
Hotels, Restaurants & Leisure 2.3%
International Game Technology, Inc.	140,000	6,294,400
Starbucks Corp. *	125,000	4,718,750
11,013,150
Household Durables 1.6%
Black & Decker Corp.	34,283	1,952,074
Harman International Industries, Inc.	39,000	3,104,400
Matsushita Electric Industrial Co., Ltd.	115,000	1,774,920
Sharp Corp.	50,000	892,163
7,723,557
Internet & Catalog Retail 1.7%
Amazon.com, Inc. *	85,000	3,678,800
eBay, Inc. *	60,000	4,159,800
7,838,600
Leisure Equipment & Products 0.2%
Eastman Kodak Co.	26,091	682,801
Media 3.2%
Comcast Corp., Class A *	146,697	4,089,912
Liberty Media Corp., Class A *	322,549	3,531,912
New York Times Co., Class A	21,566	953,217
News Corp., Ltd., ADR	74,455	2,360,968
Time Warner, Inc. *	257,263	4,337,454
15,273,463
Multi-line Retail 1.6%
Nordstrom, Inc.	81,000	3,231,900
Target Corp.	100,000	4,504,000
7,735,900
Specialty Retail 2.0%
Barnes & Noble, Inc. *	56,097	1,828,762
Best Buy Co., Inc.	69,000	3,568,680
Home Depot, Inc.	113,000	4,221,680
9,619,122
Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	76,000	3,115,240
Jones Apparel Group, Inc.	37,171	1,343,732
Liz Claiborne, Inc.	78,723	2,888,347
7,347,319
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 5.2%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	42,985	$ 2,192,235
Coca-Cola Co.	60,000	3,018,000
PepsiCo, Inc.	92,636	4,988,449
10,198,684
Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc.	65,380	3,902,532
Food Products 0.3%
Kellogg Co.	39,676	1,556,886
Household Products 0.7%
Kimberly-Clark Corp.	19,874	1,254,049
Procter & Gamble Co.	20,253	2,124,135
3,378,184
Tobacco 1.2%
Altria Group, Inc.	102,195	5,564,518
ENERGY 6.7%
Energy Equipment & Services 1.0%
ENSCO International, Inc.	28,592	805,437
Halliburton Co.	89,326	2,714,617
Noble Corp. *	36,601	1,406,210
4,926,264
Oil & Gas 5.7%
Apache Corp.	28,860	1,245,886
BP plc, ADR	69,979	3,582,925
ChevronTexaco Corp.	26,695	2,343,287
ConocoPhillips	38,524	2,689,360
Devon Energy Corp.	36,165	2,102,995
EOG Resources, Inc.	37,944	1,741,250
Exxon Mobil Corp.	174,884	7,273,426
Occidental Petroleum Corp.	26,855	1,236,673
XTO Energy, Inc.	198,961	5,021,782
27,237,584
FINANCIALS 18.5%
Capital Markets 4.6%
Bank of New York Co., Inc.	60,000	1,890,000
J.P. Morgan Chase & Co.	74,431	3,122,380
Merrill Lynch & Co., Inc.	126,282	7,521,356
Morgan Stanley	138,852	7,956,220
State Street Corp.	33,171	1,729,204
22,219,160
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 6.1%
Bank of America Corp.	90,208	$ 7,305,044
Bank One Corp.	82,256	4,484,597
PNC Financial Services Group, Inc.	44,703	2,477,440
SunTrust Banks, Inc.	25,660	1,788,759
U.S. Bancorp	244,565	6,762,222
Wells Fargo & Co.	107,502	6,092,139
28,910,201
Consumer Finance 1.4%
American Express Co.	128,118	6,642,918
Diversified Financial Services 2.9%
Citigroup, Inc.	265,183	13,709,961
Insurance 1.9%
Allstate Corp.	30,499	1,386,485
American International Group, Inc.	53,658	3,828,498
Mitsui Marine & Fire Insurance Co., Ltd.	180,000	1,914,287
SAFECO Corp.	46,724	2,017,075
9,146,345
Thrifts & Mortgage Finance 1.6%
Sovereign Bancorp, Inc.	80,781	1,730,329
Washington Mutual, Inc.	141,620	6,048,590
7,778,919
HEALTH CARE 14.0%
Biotechnology 0.8%
Genentech, Inc. *	34,000	3,597,880
Health Care Equipment & Supplies 4.6%
Boston Scientific Corp. *	77,000	3,263,260
Guidant Corp.	55,600	3,523,372
Medtronic, Inc.	119,411	5,701,875
Saint Jude Medical, Inc. *	50,000	3,605,000
Stryker Corp.	40,400	3,576,612
Zimmer Holdings, Inc. *	30,000	2,213,400
21,883,519
Health Care Providers & Services 0.7%
Aetna, Inc.	30,051	2,696,176
Anthem, Inc. *	9,637	873,498
3,569,674
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 7.9%
Abbott Laboratories, Inc.	100,530	$ 4,131,783
Allergan, Inc.	25,000	2,104,000
AstraZeneca plc, ADR	75,000	3,504,750
Bristol-Myers Squibb Co.	47,258	1,145,061
Forest Laboratories, Inc. *	36,000	2,578,320
Merck & Co., Inc.	86,606	3,827,119
Pfizer, Inc.	334,088	11,709,784
Shire Pharmaceuticals Group, ADR *(p)	50,842	1,496,280
Teva Pharmaceutical Industries, Ltd., ADR	43,000	2,726,630
Wyeth	122,079	4,584,067
37,807,794
INDUSTRIALS 14.1%
Aerospace & Defense 1.7%
Boeing Co.	31,000	1,273,170
Honeywell International, Inc.	107,657	3,644,189
Northrop Grumman Corp.	33,149	3,262,525
8,179,884
Airlines 1.2%
AMR Corp. *	300,000	3,819,000
Southwest Airlines Co.	150,000	2,131,500
5,950,500
Commercial Services & Supplies 2.8%
Apollo Group, Inc., Class A *	60,000	5,166,600
Career Education Corp. *	51,500	2,916,960
Cendant Corp.	103,000	2,512,170
Waste Management, Inc.	97,167	2,932,500
13,528,230
Electrical Equipment 1.4%
Cooper Industries, Ltd., Class A	66,000	3,773,880
Emerson Electric Co.	44,620	2,673,630
6,447,510
Industrial Conglomerates 3.3%
3M Co.	27,837	2,279,015
General Electric Co.	180,240	5,500,925
Tyco International, Ltd.	274,420	7,862,133
15,642,073
Machinery 3.7%
Caterpillar, Inc.	31,000	2,451,170
Deere & Co.	148,594	10,299,050
Illinois Tool Works, Inc.	28,471	2,255,757
Ingersoll-Rand Co., Ltd., Class A	38,979	2,636,930
17,642,907
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 17.0%
Communications Equipment 4.9%
Cisco Systems, Inc. *	300,100	$ 7,058,352
Nokia Corp., ADR (p)	176,288	3,575,121
Nortel Networks Corp. *	550,000	3,267,000
QUALCOMM, Inc.	118,000	7,837,560
Research In Motion, Ltd. *	17,700	1,651,587
23,389,620
Computers & Peripherals 2.7%
Dell, Inc. *	74,000	2,487,880
EMC Corp. *	220,000	2,994,200
Hewlett-Packard Co.	290,724	6,640,136
NEC Corp.	115,000	944,858
13,067,074
Electronic Equipment & Instruments 1.5%
Flextronics International, Ltd. *	205,000	3,530,100
Ingram Micro, Inc., Class A *	71,829	1,300,105
Thermo Electron Corp. *	88,168	2,493,391
7,323,596
IT Services 0.6%
First Data Corp.	62,358	2,629,013
Office Electronics 0.2%
Canon, Inc.	15,000	776,023
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	176,850	4,810,320
Texas Instruments, Inc.	126,500	3,696,330
8,506,650
Software 5.3%
Amdocs, Ltd. *	128,000	3,557,120
Cadence Design Systems, Inc. *	153,400	2,261,116
Citrix Systems, Inc. *	135,000	2,918,700
Intuit, Inc. *	25,000	1,122,000
Microsoft Corp.	340,764	8,508,877
Oracle Corp. *	339,755	4,080,458
Symantec Corp. *	62,300	2,884,490
25,332,761
MATERIALS 4.3%
Chemicals 1.2%
Air Products & Chemicals, Inc.	50,000	2,506,000
PPG Industries, Inc.	53,469	3,117,243
5,623,243
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.5%
Alcoa, Inc.	37,000	$ 1,283,530
Freeport-McMoRan Copper & Gold, Inc., Class B	25,738	1,006,098
Inco, Ltd. *(p)	46,000	1,592,980
JFE Holdings, Inc.	44,500	1,215,170
Peabody Energy Corp.	64,364	2,993,570
Phelps Dodge Corp. *	46,599	3,805,274
11,896,622
Paper & Forest Products 0.6%
International Paper Co.	68,330	2,887,626
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.1%
ALLTEL Corp. (p)	18,498	922,865
BellSouth Corp.	15,943	441,462
Centurytel, Inc.	87,990	2,418,845
SBC Communications, Inc.	61,215	1,502,216
Telefonos de Mexico SA de CV, ADR (p)	33,788	1,179,539
Verizon Communications, Inc.	89,783	3,280,671
9,745,598
Wireless Telecommunications Services 0.1%
Nextel Communications, Inc., Class A	23,772	587,882
UTILITIES 1.9%
Electric Utilities 1.7%
Entergy Corp.	40,892	2,433,074
Exelon Corp.	60,415	4,160,781
PG&E Corp. *	34,940	1,012,212
Wisconsin Energy Corp.	21,157	680,198
8,286,265
Multi-Utilities & Unregulated Power 0.2%
Scana Corp. (p)	26,663	942,537
Total Common Stocks (cost $393,573,813)		468,507,102
SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional U.S. Government Money Market Fund (o)	6,251,661	6,251,661
Navigator Prime Portfolio (pp)	11,395,178	11,395,178
Total Short-Term Investments (cost $17,646,839)		17,646,839
Total Investments (cost $411,220,652) 101.9%		486,153,941
Other Assets and Liabilities (1.9%)		(8,858,970)
Net Assets 100.0%		$ 477,294,971
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 411,220,652
Net unrealized gains on securities	74,933,289

Market value of securities	486,153,941
Foreign currency, at value (cost $4,622)	4,686
Receivable for securities sold	4,487,564
Receivable for Fund shares sold	30,704
Dividends receivable	610,534
Receivable for securities lending income	1,255
Prepaid expenses and other assets	30,383

Total assets	491,319,067

Liabilities
Payable for securities purchased	1,814,749
Payable for Fund shares redeemed	499,136
Payable for securities on loan	11,395,178
Advisory fee payable	9,788
Distribution Plan expenses payable	4,110
Due to other related parties	27,370
Accrued expenses and other liabilities	273,765

Total liabilities	14,024,096

Net assets	$ 477,294,971

Net assets represented by
Paid-in capital	$ 585,964,040
Undistributed net investment loss	(783,275)
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(182,819,871)
Net unrealized gains on securities and foreign currency related transactions	74,934,077

Total net assets	$ 477,294,971

Net assets consists of
Class A	$ 139,112,907
Class B	104,025,822
Class C	4,481,853
Class I	229,674,389

Total net assets	$ 477,294,971

Shares outstanding
Class A	11,581,326
Class B	9,262,395
Class C	399,820
Class I	18,589,296

Net asset value per share
Class A	$ 12.01
Class A -- Offering price (based on sales charge of 5.75%)	$ 12.74
Class B	$ 11.23
Class C	$ 11.21
Class I	$ 12.36

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $24,652)	$ 3,533,806

Expenses
Advisory fee	1,819,750
Distribution Plan expenses
Class A	193,345
Class B	589,892
Class C	23,086
Administrative services fee	242,435
Transfer agent fees	1,140,415
Trustees' fees and expenses	3,327
Printing and postage expenses	55,675
Custodian and accounting fees	67,630
Registration and filing fees	23,667
Professional fees	10,264
Other	1,510

Total expenses	4,170,996
Less: Expense reductions	(611)
Expense reimbursements	(2,096)

Net expenses	4,168,289

Net investment loss	(634,483)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	22,111,540
Foreign currency related transactions	(1,898)

Net realized gains on securities and foreign currency related transactions	22,109,642
Net change in unrealized gains or losses on securities and foreign currency related transactions	43,807,685

Net realized and unrealized gains or losses on securities and foreign currency related transactions	65,917,327

Net increase in net assets resulting from operations	$ 65,282,845

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (634,483)		$ (1,507,252)
Net realized gains or losses on securities and foreign currency related transactions		22,109,642		(49,080,446)
Net change in unrealized gains or losses on securities and foreign currency related transactions		43,807,685		123,841,422

Net increase in net assets resulting from operations		65,282,844		73,253,724

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	862,323	10,048,601	1,851,450	17,825,896
Class B	112,495	1,225,442	336,277	3,093,697
Class C	28,338	301,251	59,487	543,855
Class I	92,796	1,104,228	311,013	3,136,239

		12,679,522		24,599,687

Automatic conversion of Class B shares to Class A shares
Class A	1,399,325	16,277,195	2,761,301	26,635,651
Class B	(1,493,788)	(16,277,195)	(2,932,013)	(26,635,651)

		0		0

Payment for shares redeemed
Class A	(1,196,435)	(13,949,457)	(2,059,051)	(19,967,084)
Class B	(1,784,902)	(19,456,629)	(4,888,105)	(44,276,229)
Class C	(58,762)	(639,718)	(80,663)	(733,251)
Class I	(2,054,070)	(24,596,050)	(3,347,296)	(33,268,771)

		(58,641,854)		(98,245,335)

Net decrease in net assets resulting from capital share transactions		(45,962,332)		(73,645,648)

Total increase (decrease) in net assets		19,320,512		(391,924)
Net assets
Beginning of period		457,974,459		458,366,383

End of period		$ 477,294,971		$ 457,974,459

Undistributed net investment loss		$ (783,275)		$ (148,792)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.625% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,096.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.47% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $43,388 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $178,617,121 and $225,546,300, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $11,213,794 and $11,395,178, respectively. During the six months ended March 31, 2004, the Fund earned $6,721 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $418,552,609. The gross unrealized appreciation and depreciation on securities based on tax cost was $77,451,114 and $9,849,782, respectively, with a net unrealized appreciation of $67,601,332.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

As of September 30, 2003, the Fund had $159,848,456 in capital loss carryovers for federal income tax purposes with $86,236,766 expiring in 2010, and $73,611,690 expiring in 2011.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and elected to defer post-October capital losses of $36,710,843 and currency losses of $636.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.66% and declining to 0.45% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566378 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Growth Fund

Evergreen Growth Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Growth Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Theodore W. Price, CFA
Small Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	7.90%	9.10%	13.11%	N/A

6-month return w/o sales charge	14.49%	14.10%	14.11%	14.66%

Average annual return*

1 year with sales charge	38.85%	41.28%	45.32%	N/A

1 year w/o sales charge	47.35%	46.28%	46.32%	47.79%

5 year	7.87%	8.07%	8.36%	9.44%

10 year	9.66%	9.58%	9.58%	10.51%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth Fund Class A shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001	2000[2]	1999[2]
Net asset value, beginning of period	$14.08	$10.66	$12.35	$25.11	$15.99	$14.60
Income from investment operations
Net investment loss	-0.08	-0.13	-0.13	-0.23	-0.20	-0.12
Net realized and unrealized gains or losses on securities	2.12	3.55	-1.56	-6.84	10.19	2.07
Total from investment operations	2.04	3.42	-1.69	-7.07	9.99	1.95
Distributions to shareholders from
Net realized gains	0	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$16.12	$14.08	$10.66	$12.35	$25.11	$15.99
Total return[3]	14.49%	32.08%	-13.68%	-33.68%	65.01%	13.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$84,598	$66,586	$49,793	$64,885	$114,248	$92,229
Ratios to average net assets
Expenses[4]	1.27%[5]	1.36%	1.32%	1.34%	1.44%	1.30%
Net investment loss	-1.03%[5]	-1.05%	-0.95%	-0.79%	-0.91%	-0.71%
Portfolio turnover rate	48%	120%	89%	111%	137%	108%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of the Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class A shares of Mentor Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001	2000[2]
Net asset value, beginning of period	$12.91	$9.86	$11.50	$23.97	$14.88
Income from investment operations
Net investment loss	-0.13	-0.20	-0.21	-0.20	-0.35
Net realized and unrealized gains or losses on securities	1.95	3.25	-1.43	-6.58	10.31
Total from investment operations	1.82	3.05	-1.64	-6.78	9.96
Distributions to shareholders from
Net realized gains	0	0	0	-5.69	-0.87
Net asset value, end of period	$14.73	$12.91	$9.86	$11.50	$23.97
Total return[3]	14.10%	30.93%	-14.26%	-34.19%	69.62%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,883	$19,127	$12,073	$6,252	$6,155
Ratios to average net assets
Expenses[4]	1.98%[5]	2.08%	2.08%	2.09%	2.14%[5]
Net investment loss	-1.74%[5]	-1.77%	-1.71%	-1.55%	-1.60%[5]
Portfolio turnover rate	48%	120%	89%	111%	137%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from October 18, 1999 (commencement of class operations), to September 30, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001	2000[2]	1999[2]
Net asset value, beginning of period	$12.90	$9.84	$11.49	$23.94	$15.39	$14.18
Income from investment operations
Net investment loss	-0.13	-0.20	-0.22	-0.19	-0.35	-0.25
Net realized and unrealized gains or losses on securities	1.95	3.26	-1.43	-6.57	9.77	2.02
Total from investment operations	1.82	3.06	-1.65	-6.76	9.42	1.77
Distributions to shareholders from
Net realized gains	0	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$14.72	$12.90	$9.84	$11.49	$23.94	$15.39
Total return[3]	14.11%	31.10%	-14.36%	-34.13%	63.79%	13.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$232,513	$220,442	$199,078	$263,292	$439,879	$334,484
Ratios to average net assets
Expenses[4]	1.97%[5]	2.09%	2.07%	2.09%	2.20%	2.05%
Net investment loss	-1.74%[5]	-1.77%	-1.70%	-1.54%	-1.67%	-1.45%
Portfolio turnover rate	48%	120%	89%	111%	137%	108%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of the Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class B shares of Mentor Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001	2000[3]	1999[3]
Net asset value, beginning of period	$14.32	$10.82	$12.50	$25.28	$16.05	$14.63
Income from investment operations
Net investment loss	-0.06	-0.10	-0.10	-0.15	-0.15	-0.07
Net realized and unrealized gains or losses on securities	2.16	3.60	-1.58	-6.94	10.25	2.05
Total from investment operations	2.10	3.50	-1.68	-7.09	10.10	1.98
Distributions to shareholders from
Net realized gains	0	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$16.42	$14.32	$10.82	$12.50	$25.28	$16.05
Total return	14.66%	32.35%	-13.44%	-33.49%	65.47%	14.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$632,588	$497,489	$139,378	$116,217	$136,704	$35,427
Ratios to average net assets
Expenses[4]	0.98%[5]	1.07%	1.07%	1.09%	1.18%	1.05%
Net investment loss	-0.74%[5]	-0.77%	-0.70%	-0.55%	-0.65%	-0.47%
Portfolio turnover rate	48%	120%	89%	111%	137%	108%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of the Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class I shares of Mentor Growth Portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 19.0%
Automobiles 0.7%
Monaco Coach Corp. *(p)	268,500	$ 1,195,800
Distributors 1.5%
Hughes Supply, Inc.	182,900	9,583,960
SCP Pool Corp. *(p)	130,072	4,846,483
14,430,443
Hotels, Restaurants & Leisure 2.8%
Applebee's International, Inc.	120,775	4,994,046
P.F. Chang's China Bistro, Inc. *(p)	104,700	5,267,457
Penn National Gaming, Inc. *	199,950	5,752,561
Rare Hospitality International, Inc. *	176,161	4,888,468
Ruby Tuesday, Inc.	191,000	6,140,650
27,043,182
Household Durables 1.7%
Furniture Brands International, Inc.	241,000	7,760,200
Select Comfort Corp. *(p)	313,400	8,646,706
16,406,906
Internet & Catalog Retail 0.6%
Priceline.com, Inc. (p)	214,900	5,793,704
Leisure Equipment & Products 1.5%
Marvel Enterprises, Inc. *(p)	276,600	5,307,954
Shuffle Master, Inc. *(p)	196,600	9,139,934
14,447,888
Media 2.3%
Radio One, Inc., Class D *(p)	571,208	10,567,348
Sonic Solutions *(p)	181,800	3,446,928
Spanish Broadcasting System, Inc., Class A *	829,350	8,666,707
22,680,983
Specialty Retail 7.4%
America's Car-Mart, Inc. *(p)	163,345	4,402,148
Ann Taylor Stores Corp. *	148,550	6,357,940
Barnes & Noble, Inc. *	88,300	2,878,580
Guitar Center, Inc. *	248,700	9,236,718
Hibbett Sporting Goods, Inc. *	190,025	7,247,553
Hot Topic, Inc. *	124,200	3,285,090
Linens 'n Things, Inc. *	210,600	7,457,346
Michaels Stores, Inc.	134,500	6,539,390
Monro Muffler Brake, Inc. *	230,150	5,751,449
Pacific Sunwear of California, Inc. *(p)	242,900	5,960,766
Steiner Leisure, Ltd. *(p)	322,800	5,229,360
West Marine, Inc. *(p)	229,000	7,293,650
71,639,990
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.5%
Stage Stores, Inc. (p)	128,700	$ 4,979,403
CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.8%
Performance Food Group Co. *	144,400	4,960,140
United Natural Foods, Inc. *(p)	54,400	2,616,096
7,576,236
ENERGY 6.1%
Energy Equipment & Services 3.5%
Grey Wolf, Inc. *	1,334,000	5,522,760
Lone Star Technologies, Inc. (p)	291,700	5,154,339
Oceaneering International, Inc. *	190,550	5,802,248
Superior Energy Services, Inc. *	657,050	6,623,064
Unit Corp. *(p)	407,350	11,169,537
34,271,948
Oil & Gas 2.6%
Comstock Resources, Inc. *	325,350	6,464,705
Evergreen Resources *(p)	103,600	3,558,660
Ultra Petroleum Corp. *	497,850	14,940,478
24,963,843
FINANCIALS 8.6%
Capital Markets 0.7%
Investors Financial Services Corp. (p)	174,250	7,200,010
Commercial Banks 3.2%
BankAtlantic Bancorp, Inc., Class A (p)	275,900	4,679,264
Boston Private Financial Holdings, Inc. (p)	272,300	7,624,400
Dime Community Bancorp, Inc.	242,400	4,932,840
East West Bancorp, Inc. (p)	144,830	8,110,480
Southwest Bancorp of Texas, Inc.	160,100	6,040,573
31,387,557
Consumer Finance 0.8%
ASTA Funding, Inc. (p)	379,446	7,228,446
Diversified Financial Services 0.5%
Resources Connection, Inc. *(p)	116,650	5,146,481
Insurance 3.1%
Argonaut Group, Inc.	297,000	5,651,910
HCC Insurance Holdings, Inc.	177,450	5,736,959
Hub International, Ltd.	296,800	5,446,280
Markel Corp. *(p)	34,660	9,978,614
U.S.I. Holdings Corp. *(p)	214,947	3,179,066
29,992,829
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.3%
WCI Communities, Inc. *(p)	116,483	$ 2,915,570
HEALTH CARE 18.3%
Biotechnology 4.5%
Celgene Corp. *(p)	115,100	5,484,515
Connetics Corp. *(p)	218,800	4,850,796
Genta, Inc. *(p)	471,400	4,949,700
Martek Biosciences Corp. *(p)	113,800	6,486,600
Neurocrine Biosciences, Inc. *(p)	95,800	5,661,780
ONYX Pharmaceuticals, Inc. *(p)	228,500	9,245,110
Telik, Inc. *(p)	261,400	7,015,976
43,694,477
Health Care Equipment & Supplies 5.3%
American Medical Systems Holdings, Inc. *	239,950	6,358,675
Cyberonics, Inc. *(p)	207,950	4,982,482
Digene Corp. *(p)	70,700	2,429,252
Kensey Nash Corp. *(p)	247,700	6,105,805
Kinetic Concepts, Inc. *	47,000	2,107,950
ResMed, Inc. *	104,700	4,731,393
Respironics, Inc. *	171,850	9,283,337
Thoratec Corp. *(p)	443,900	5,544,311
Wilson Greatbatch Technologies, Inc. *	133,450	4,841,566
Wright Medical Group, Inc. *	171,600	5,268,120
51,652,891
Health Care Providers & Services 4.6%
Advisory Board Co. *(p)	70,100	2,562,155
Beverly Enterprises, Inc. *(p)	767,200	4,910,080
Centene Corp.	137,300	4,200,007
LabOne, Inc. *(p)	181,450	5,516,080
Pediatrix Medical Group, Inc. *(p)	112,200	7,068,600
PSS World Medical, Inc. *(p)	416,800	4,663,992
Select Medical Corp.	593,100	9,904,770
VCA Antech, Inc. *(p)	171,000	6,092,730
44,918,414
Pharmaceuticals 3.9%
AtheroGenics, Inc. *(p)	411,850	9,419,010
Bradley Pharmaceuticals, Inc., Class A *(p)	322,300	8,115,514
DOV Pharmaceutical, Inc. (p)	167,500	2,599,600
Isis Pharmaceuticals, Inc. *(p)	594,700	4,614,872
Medicines Co. *(p)	164,600	5,301,766
Medicis Pharmaceutical Corp., Class A	179,800	7,192,000
37,242,762
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.7%
Aerospace & Defense 0.8%
Cubic Corp. (p)	304,750	$ 7,923,500
Air Freight & Logistics 0.9%
UTI Worldwide, Inc. (p)	195,000	8,714,550
Airlines 0.7%
Skywest, Inc.	369,000	7,099,560
Commercial Services & Supplies 3.0%
Heidrick & Struggles International, Inc. *(p)	245,000	5,862,850
Kforce, Inc. *(p)	575,453	5,466,803
Kroll, Inc. *(p)	303,800	8,157,030
Stericycle, Inc. *	144,500	6,915,770
Tetra Tech, Inc. *	110,300	2,367,038
28,769,491
Electrical Equipment 1.0%
Power-One, Inc. *(p)	868,150	9,601,739
Machinery 3.0%
Idex Corp.	164,300	7,143,764
Kennametal, Inc.	249,600	10,300,992
Nordson Corp.	167,600	6,278,296
Terex Corp. *	153,700	5,682,289
29,405,341
Road & Rail 1.2%
Covenant Transport, Inc., Class A *	219,000	3,948,570
Forward Air Corp. *	235,900	7,754,033
11,702,603
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	347,950	10,421,103
INFORMATION TECHNOLOGY 31.3%
Communications Equipment 4.3%
Andrew Corp. *	615,000	10,762,500
Audio Codes, Ltd. *	67,257	780,181
F5 Networks, Inc. *	341,600	11,563,160
Foundry Networks, Inc. *	267,000	4,584,390
NetSolve, Inc. *	736,950	7,627,432
QLogic Corp. *	75,650	2,497,207
Stratex Networks, Inc.	784,900	3,728,275
41,543,145
Computers & Peripherals 1.3%
Applied Films Corp. *	227,900	6,358,410
InFocus Corp. *(p)	373,050	3,488,018
Synaptics, Inc. (p)	143,500	2,516,990
12,363,418
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 4.2%
Aeroflex, Inc. *	662,700	$ 8,919,942
Agile Software Corp. *(p)	1,013,100	8,864,625
Benchmark Electronics, Inc. *	285,975	9,002,493
Parlex Corp. *(p)	344,000	2,098,400
RSA Security, Inc. *(p)	361,850	6,799,161
Sypris Solutions, Inc. (p)	275,800	4,688,600
40,373,221
Internet Software & Services 3.8%
Ask Jeeves, Inc. *(p)	63,300	2,261,709
Digital River, Inc. *	152,400	3,567,684
eFunds Corp. *	513,800	8,426,320
Equinix, Inc. *(p)	331,435	12,001,593
GSI Commerce, Inc. *(p)	264,400	2,683,660
Interwoven, Inc. *(p)	360,800	3,597,176
NIC, Inc. *(p)	312,800	1,889,312
Retek, Inc. *	391,150	2,957,094
37,384,548
IT Services 3.9%
Alliance Data Systems Corp. *	300,550	10,083,452
Cognizant Technology Solutions Corp., Class A *	121,300	5,488,825
Diamondcluster International, Inc., Class A *	518,350	5,017,628
Global Payments, Inc.	217,750	9,816,170
MPS Group, Inc. *	718,100	7,985,272
38,391,347
Machinery 1.0%
Actuant Corp., Class A *(p)	259,550	10,182,147
Semiconductors & Semiconductor Equipment 9.0%
Asyst Technologies, Inc. *(p)	363,800	2,994,074
ATMI, Inc. *(p)	445,250	11,718,980
August Technology Corp. *	212,900	3,193,500
Cymer, Inc. *(p)	51,600	1,992,276
ESS Technology, Inc. *(p)	225,100	3,299,966
Exar Corp. *	596,650	11,038,025
Genesis Microchip, Inc. *(p)	359,800	6,030,248
LTX Corp. *(p)	826,250	12,476,375
Micrel, Inc. *	549,400	7,334,490
Pixelworks, Inc. *(p)	341,600	5,851,608
Semtech Corp. *	432,300	9,869,409
Silicon Image, Inc. *(p)	302,100	3,111,630
Silicon Storage Technology, Inc. *(p)	448,800	5,807,472
Sipex Corp. *(p)	450,180	2,836,134
87,554,187
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.8%
ANSYS, Inc. *	87,500	$ 3,477,250
Aspen Technology, Inc. *(p)	356,200	2,910,154
Callidus Software, Inc. *(p)	278,500	2,370,035
Concur Technologies, Inc. *(p)	277,650	3,109,680
E.piphany, Inc. *	672,150	4,852,923
Kronos, Inc. *	73,750	2,399,088
Micromuse, Inc. *(p)	742,750	5,793,450
MicroStrategy, Inc., Class A *(p)	94,500	5,036,850
Moldflow Corp. *(p)	687,050	6,904,852
36,854,282
TELECOMMUNICATION SERVICES 1.9%
Communications Equipment 0.5%
Viasat, Inc.	203,300	5,058,104
Diversified Telecommunication Services 0.7%
Time Warner Telecom, Inc., Class A *(p)	1,007,900	6,581,587
Wireless Telecommunications Services 0.7%
Nextel Partners, Inc., Class A *(p)	560,600	7,097,196
Total Common Stocks (cost $736,495,306)		949,830,832
SHORT-TERM INVESTMENTS 27.3%
MUTUAL FUND SHARES 27.3%
Evergreen Institutional Money Market Fund (o)	21,357,944	21,357,944
Navigator Prime Portfolio rr	244,240,698	244,240,698
Total Short-Term Investments (cost $265,598,642)		265,598,642
Total Investments (cost $1,002,093,948) 125.0%		1,215,429,474
Other Assets and Liabilities (25.0%)		(242,846,699)
Net Assets 100.0%		$ 972,582,775

*	Non-income producing security
(p)	All or a portion of this security is on loan
rr	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 1,002,093,948
Net unrealized gains on securities	213,335,526

Market value of securities	1,215,429,474
Receivable for securities sold	505,899
Receivable for Fund shares sold	3,258,000
Dividends receivable	110,526
Receivable for securities lending income	33,722
Prepaid expenses and other assets	39,554

Total assets	1,219,377,175

Liabilities
Payable for securities purchased	738,106
Payable for Fund shares redeemed	1,705,747
Payable for securities on loan	244,240,698
Advisory fee payable	18,572
Distribution Plan expenses payable	7,685
Due to other related parties	3,692
Accrued expenses and other liabilities	79,900

Total liabilities	246,794,400

Net assets	$ 972,582,775

Net assets represented by
Paid-in capital	$ 857,020,477
Undistributed net investment loss	(4,866,459)
Accumulated net realized losses on securities	(92,906,769)
Net unrealized gains on securities	213,335,526

Total net assets	$ 972,582,775

Net assets consists of
Class A	$ 84,598,291
Class B	22,883,308
Class C	232,513,125
Class I	632,588,051

Total net assets	$ 972,582,775

Shares outstanding
Class A	5,247,615
Class B	1,553,120
Class C	15,801,074
Class I	38,524,739

Net asset value per share
Class A	$ 16.12
Class A -- Offering price (based on sales charge of 5.75%)	$ 17.10
Class B	$ 14.73
Class C	$ 14.72
Class I	$ 16.42

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,157)	$ 742,057
Securities lending income	179,942
Income from affiliate	172,630

Total investment income	1,094,629

Expenses
Advisory fee	3,261,733
Distribution Plan expenses
Class A	118,063
Class B	111,375
Class C	1,185,924
Administrative services fee	465,560
Transfer agent fees	588,400
Trustees' fees and expenses	5,498
Printing and postage expenses	45,908
Custodian and accounting fees	113,175
Registration and filing fees	33,262
Professional fees	11,941
Other	18,363

Total expenses	5,959,202
Less: Expense reductions	(1,674)
Expense reimbursements	(2,280)

Net expenses	5,955,248

Net investment loss	(4,860,619)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	52,101,796
Net change in unrealized gains or losses on securities	71,230,306

Net realized and unrealized gains or losses on securities	123,332,102

Net increase in net assets resulting from operations	$ 118,471,483

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (4,860,619)		$ (6,695,432)
Net realized gains or losses on securities		52,101,796		(1,180,728)
Net change in unrealized gains or losses on securities		71,230,306		166,886,502

Net increase in net assets resulting from operations		118,471,483		159,010,342

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,147,901	18,135,029	2,284,679	27,080,618
Class B	217,671	3,123,112	595,033	6,717,596
Class C	375,515	5,414,991	985,041	11,200,156
Class I	9,213,814	147,468,902	20,472,791	252,844,619

		174,142,034		297,842,989

Automatic conversion of Class B shares to Class A shares
Class A	11,175	175,976	32,546	376,389
Class B	(12,210)	(175,976)	(35,332)	(376,389)

		0		0

Payment for shares redeemed
Class A	(641,373)	(10,115,704)	(2,256,778)	(26,185,736)
Class B	(133,704)	(1,936,374)	(303,145)	(3,290,806)
Class C	(1,668,756)	(24,066,245)	(4,122,682)	(44,861,435)
Class I	(5,434,348)	(87,555,960)	(6,962,908)	(90,852,371)

		(123,674,283)		(165,190,348)

Net asset value of shares issued in acquisition
Class I	0	0	8,349,712	111,659,209

Net increase in net assets resulting from capital share transactions		50,467,751		244,311,850

Total increase in net assets		168,939,234		403,322,192
Net assets
Beginning of period		803,643,541		400,321,349

End of period		$ 972,582,775		$ 803,643,541

Undistributed net investment loss		$ (4,866,459)		$ (5,840)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I"). Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,280.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $104,897 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Select Small Cap Growth Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of Evergreen Select Small Cap Growth Fund at an exchange ratio of 0.72 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $20,572,106. The aggregate net assets of the Fund and Evergreen Select Small Cap Growth Fund immediately prior to the acquisition were $605,799,748 and $111,659,209, respectively. The aggregate net assets of the Fund immediately after the acquisition were $717,458,957.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $475,826,061 and $428,651,120, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $237,099,376 and $244,240,698, respectively.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,006,885,323. The gross unrealized appreciation and depreciation on securities based on tax cost was $229,314,999 and $20,770,848, respectively, with a net unrealized appreciation of $208,544,151.

As of September 30, 2003, the Fund had $137,756,511 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$ 6,476,557	$ 26,328,013	$ 111,919	$ 44,633,028	$ 60,206,994

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.70% and declining to 0.65% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566379 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Company Growth Fund

Evergreen Large Company Growth Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Company Growth Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	7.85%	9.15%	12.93%	N/A

6-month return w/o sales charge	14.49%	14.15%	13.93%	14.57%

Average annual return*

1 year with sales charge	26.65%	28.56%	32.56%	N/A

1 year w/o sales charge	34.47%	33.56%	33.56%	34.69%

5 year	-3.70%	-3.54%	-3.29%	-2.38%

10 year	7.73%	7.87%	7.87%	8.37%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Company Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$5.52	$4.68	$5.60	$12.64	$11.03	$9.67
Income from investment operations
Net investment loss	-0.01	-0.02	-0.02	-0.01	-0.05	-0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	0.86	-0.90	-4.40	3.46	2.73
Total from investment operations	0.80	0.84	-0.92	-4.41	3.41	2.70
Distributions to shareholders from
Net realized gains	0	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$6.32	$5.52	$4.68	$5.60	$12.64	$11.03
Total return[2]	14.49%	17.95%	-16.43%	-41.80%	33.16%	30.15%
Ratios and supplemental data
Net assets, end of period (millions)	$445	$413	$392	$534	$1,090	$862
Ratios to average net assets
Expenses[3]	1.19%[4]	1.20%	1.12%	1.01%	0.95%	1.00%
Net investment loss	-0.40%[4]	-0.35%	-0.32%	-0.15%	-0.34%	-0.29%
Portfolio turnover rate	49%	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$5.23	$4.47	$5.38	$12.34	$10.89	$9.63
Income from investment operations
Net investment loss	-0.03	-0.05	-0.06	-0.02	-0.21	-0.11
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.77	0.81	-0.85	-4.31	3.46	2.71
Total from investment operations	0.74	0.76	-0.91	-4.33	3.25	2.60
Distributions to shareholders from
Net realized gains	0	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$5.97	$5.23	$4.47	$5.38	$12.34	$10.89
Total return[2]	14.15%	17.00%	-16.91%	-42.28%	31.99%	29.15%
Ratios and supplemental data
Net assets, end of period (millions)	$30	$27	$24	$43	$86	$103
Ratios to average net assets
Expenses[3]	1.89%[4]	1.92%	1.86%	1.76%	1.71%	1.75%
Net investment loss	-1.10%[4]	-1.07%	-1.07%	-0.90%	-1.09%	-1.03%
Portfolio turnover rate	49%	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$5.24	$4.47	$5.39	$12.35	$10.89	$9.63
Income from investment operations
Net investment loss	-0.03	-0.05	-0.06	-0.03	-0.04	-0.12
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.76	0.82	-0.86	-4.30	3.30	2.72
Total from investment operations	0.73	0.77	-0.92	-4.33	3.26	2.60
Distributions to shareholders from
Net realized gains	0	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$5.97	$5.24	$4.47	$5.39	$12.35	$10.89
Total return[2]	13.93%	17.23%	-17.07%	-42.22%	32.08%	29.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,927	$8,059	$5,491	$5,690	$7,176	$2,452
Ratios to average net assets
Expenses[3]	1.89%[4]	1.92%	1.87%	1.76%	1.71%	1.75%
Net investment loss	-1.10%[4]	-1.08%	-1.06%	-0.88%	-1.11%	-1.08%
Portfolio turnover rate	49%	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001	2000	1999[2,3]
Net asset value, beginning of period	$5.49	$4.64	$5.54	$12.51	$10.92	$11.28
Income from investment operations
Net investment income (loss)	-0.01	-0.01	0	0	-0.01	0
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	0.86	-0.90	-4.34	3.40	-0.36
Total from investment operations	0.80	0.85	-0.90	-4.34	3.39	-0.36
Distributions to shareholders from
Net realized gains	0	0	0	-2.63	-1.80	0
Net asset value, end of period	$6.29	$5.49	$4.64	$5.54	$12.51	$10.92
Total return	14.57%	18.32%	-16.25%	-41.65%	33.34%	-3.19%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,110	$9,793	$2,166	$1,604	$2,602	$238
Ratios to average net assets
Expenses[4]	0.89%[5]	0.92%	0.88%	0.76%	0.71%	0.75%[5]
Net investment income (loss)	-0.10%[5]	-0.13%	-0.05%	0.11%	-0.14%	-0.10%[5]
Portfolio turnover rate	49%	206%	163%	184%	147%	132%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from June 30, 1999 (commencement of class operations), to September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 18.8%
Automobiles 0.4%
Toyota Motor Corp.	50,000	$ 1,862,072
Hotels, Restaurants & Leisure 4.7%
International Game Technology, Inc.	295,000	13,263,200
Starbucks Corp. *	270,000	10,192,500
23,455,700
Household Durables 2.5%
Harman International Industries, Inc.	81,000	6,447,600
Matsushita Electric Industrial Co., Ltd.	245,000	3,781,351
Sharp Corp.	120,000	2,141,191
12,370,142
Internet & Catalog Retail 3.3%
Amazon.com, Inc. * (p)	181,100	7,838,008
eBay, Inc. *	129,000	8,943,570
16,781,578
Multi-line Retail 3.3%
Nordstrom, Inc.	175,000	6,982,500
Target Corp.	215,000	9,683,600
16,666,100
Specialty Retail 3.3%
Best Buy Co., Inc.	150,500	7,783,860
Home Depot, Inc.	235,000	8,779,600
16,563,460
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	159,000	6,517,410
CONSUMER STAPLES 3.6%
Beverages 1.9%
Coca-Cola Co.	125,000	6,287,500
PepsiCo, Inc.	55,000	2,961,750
9,249,250
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	142,000	8,475,980
ENERGY 1.7%
Oil & Gas 1.7%
Apache Corp.	61,610	2,659,704
XTO Energy, Inc.	226,400	5,714,336
8,374,040
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 7.6%
Capital Markets 3.1%
Bank of New York Co., Inc.	125,000	$ 3,937,500
Merrill Lynch & Co., Inc.	87,000	5,181,720
Morgan Stanley	115,000	6,589,500
15,708,720
Consumer Finance 1.6%
American Express Co.	155,000	8,036,750
Diversified Financial Services 2.1%
Citigroup, Inc.	202,500	10,469,250
Insurance 0.8%
Mitsui Marine & Fire Insurance Co., Ltd.	375,000	3,988,098
HEALTH CARE 19.9%
Biotechnology 1.5%
Genentech, Inc. *	72,000	7,619,040
Health Care Equipment & Supplies 8.5%
Boston Scientific Corp. *	165,000	6,992,700
Guidant Corp.	116,200	7,363,594
Medtronic, Inc.	179,300	8,561,575
Saint Jude Medical, Inc. *	103,000	7,426,300
Stryker Corp.	85,000	7,525,050
Zimmer Holdings, Inc. *	65,000	4,795,700
42,664,919
Pharmaceuticals 9.9%
Abbott Laboratories, Inc.	125,000	5,137,500
Allergan, Inc.	50,000	4,208,000
AstraZeneca plc, ADR (p)	155,000	7,243,150
Forest Laboratories, Inc. *	73,000	5,228,260
Merck & Co., Inc.	65,000	2,872,350
Pfizer, Inc.	367,000	12,863,350
Shire Pharmaceuticals Group, ADR * (p)	104,674	3,080,556
Teva Pharmaceutical Industries, Ltd., ADR * (p)	85,000	5,389,850
Wyeth	85,000	3,191,750
49,214,766
INDUSTRIALS 16.2%
Aerospace & Defense 0.5%
Boeing Co.	65,000	2,669,550
Airlines 2.7%
AMR Corp. *	650,000	8,274,500
Southwest Airlines Co.	350,000	4,973,500
13,248,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.4%
Apollo Group, Inc., Class A *	127,500	$ 10,979,025
Career Education Corp. *	100,000	5,664,000
Cendant Corp.	220,000	5,365,800
22,008,825
Electrical Equipment 1.5%
Cooper Industries, Ltd., Class A	135,000	7,719,300
Industrial Conglomerates 3.8%
General Electric Co.	376,300	11,484,676
Tyco International, Ltd.	265,000	7,592,250
19,076,926
Machinery 3.3%
Caterpillar, Inc.	65,000	5,139,550
Deere & Co.	163,000	11,297,530
16,437,080
INFORMATION TECHNOLOGY 25.7%
Communications Equipment 8.2%
Cisco Systems, Inc. *	615,000	14,464,800
Nortel Networks Corp. *	1,145,000	6,801,300
QUALCOMM, Inc.	245,000	16,272,900
Research In Motion, Ltd. *	36,852	3,438,660
40,977,660
Computers & Peripherals 3.8%
Dell, Inc. *	155,000	5,211,100
EMC Corp. *	465,000	6,328,650
Hewlett-Packard Co.	225,000	5,139,000
NEC Corp.	275,000	2,259,442
18,938,192
Electronic Equipment & Instruments 1.4%
Flextronics International, Ltd. *	415,000	7,146,300
Office Electronics 0.4%
Canon, Inc.	34,500	1,784,854
Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	372,000	10,118,400
Texas Instruments, Inc.	260,000	7,597,200
17,715,600
Software 8.4%
Amdocs, Ltd. *	265,000	7,364,350
Cadence Design Systems, Inc. * (p)	320,700	4,727,118
Citrix Systems, Inc. *	290,000	6,269,800
Intuit, Inc. *	55,000	2,468,400
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Microsoft Corp.	400,700	$ 10,005,479
Oracle Corp. *	422,500	5,074,225
Symantec Corp. *	130,100	6,023,630
41,933,002
MATERIALS 3.3%
Chemicals 1.0%
Air Products & Chemicals, Inc.	100,000	5,012,000
Metals & Mining 2.3%
Alcoa, Inc.	70,000	2,428,300
Inco, Ltd. * (p)	90,000	3,116,700
JFE Holdings, Inc.	93,000	2,539,569
Phelps Dodge Corp. *	40,000	3,266,400
11,350,969
Total Common Stocks (cost $396,868,619)		484,035,533
SHORT-TERM INVESTMENTS 5.3%
MUTUAL FUND SHARES 5.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	12,514,530	12,514,530
Navigator Prime Portfolio (pp)	13,850,557	13,850,557
Total Short-Term Investments (cost $26,365,087)		26,365,087
Total Investments (cost $423,233,706) 102.1%		510,400,620
Other Assets and Liabilities (2.1%)		(10,456,626)
Net Assets 100.0%		$ 499,943,994

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 423,233,706
Net unrealized gains on securities	87,166,914

Market value of securities	510,400,620
Foreign currency, at value (cost $10,647)	10,793
Receivable for securities sold	7,216,696
Receivable for Fund shares sold	46,411
Dividends receivable	463,889
Receivable for securities lending income	2,070
Prepaid expenses and other assets	74,022

Total assets	518,214,501

Liabilities
Payable for securities purchased	3,931,881
Payable for Fund shares redeemed	398,127
Payable for securities on loan	13,850,557
Advisory fee payable	6,974
Distribution Plan expenses payable	4,761
Due to other related parties	4,332
Accrued expenses and other liabilities	73,875

Total liabilities	18,270,507

Net assets	$ 499,943,994

Net assets represented by
Paid-in capital	$ 611,466,620
Undistributed net investment loss	(1,151,014)
Accumulated net realized losses on securities
and foreign currency related transactions	(197,540,231)
Net unrealized gains on securities and foreign currency related transactions	87,168,619

Total net assets	$ 499,943,994

Net assets consists of
Class A	$ 445,472,564
Class B	30,434,819
Class C	9,926,869
Class I	14,109,742

Total net assets	$ 499,943,994

Shares outstanding
Class A	70,503,437
Class B	5,098,857
Class C	1,663,320
Class I	2,241,605

Net asset value per share
Class A	$ 6.32
Class A -- Offering price (based on sales charge of 5.75%)	$ 6.71
Class B	$ 5.97
Class C	$ 5.97
Class I	$ 6.29

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $21,796)	$ 1,953,973

Expenses
Advisory fee	1,265,236
Distribution Plan expenses
Class A	665,437
Class B	149,733
Class C	47,246
Administrative services fee	247,646
Transfer agent fees	551,919
Trustees' fees and expenses	3,274
Printing and postage expenses	28,618
Custodian and accounting fees	67,118
Registration and filing fees	20,824
Professional fees	10,060
Other	9,069

Total expenses	3,066,180
Less: Expense reductions	(673)
Expense reimbursements	(4,957)

Net expenses	3,060,550

Net investment loss	(1,106,577)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	27,036,967
Foreign currency related transactions	(2,873)

Net realized gains on securities and foreign currency related transactions	27,034,094
Net change in unrealized gains or losses on securities and foreign currency related transactions	39,208,948

Net realized and unrealized gains or losses on securities and foreign currency related transactions	66,243,042

Net increase in net assets resulting from operations	$ 65,136,465

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (1,106,577)		$ (1,755,018)
Net realized gains or losses on securities and foreign currency related transactions		27,034,094		(43,867,322)
Net change in unrealized gains or losses on securities and foreign currency related transactions		39,208,948		117,246,156

Net increase in net assets resulting from operations		65,136,465		71,623,816

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	725,383	4,455,619	4,197,854	21,776,562
Class B	463,964	2,679,398	1,007,591	4,901,369
Class C	302,641	1,744,583	872,099	4,251,338
Class I	759,597	4,582,859	1,673,779	8,685,428

		13,462,459		39,614,697

Automatic conversion of Class B shares to Class A shares
Class A	52,307	319,754	137,444	697,102
Class B	(55,275)	(319,754)	(144,458)	(697,102)

		0		0

Payment for shares redeemed
Class A	(5,146,925)	(31,359,024)	(13,189,093)	(67,010,061)
Class B	(443,409)	(2,580,199)	(1,143,947)	(5,457,808)
Class C	(178,350)	(1,043,454)	(560,323)	(2,681,297)
Class I	(300,896)	(1,846,482)	(357,082)	(1,764,426)

		(36,829,159)		(76,913,592)

Net decrease in net assets resulting from capital share transactions		(23,366,700)		(37,298,895)

Total increase in net assets		41,769,765		34,324,921
Net assets
Beginning of period		458,174,229		423,849,308

End of period		$ 499,943,994		$ 458,174,229

Undistributed net investment loss		$ (1,151,014)		$ (44,437)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $4,957.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $189,904 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $237,249,145 and $260,543,908, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $13,510,096 and $13,850,557, respectively. During the six months ended March 31, 2004, the Fund earned $12,297 in income from securities lending which is included in dividend income on the Statement of Operations.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $427,732,908. The gross unrealized appreciation and depreciation on securities based on tax cost was $87,932,166 and $5,264,454, respectively, with a net unrealized appreciation of $82,667,712.

As of September 30, 2003, the Fund had $191,156,009 in capital loss carryovers for federal income tax purposes with $153,279,782 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, capital losses and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and elected to defer post-October capital losses of $28,323,573 and currency losses of $1,604.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.51% and declining to 0.26% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566380 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Masters Fund

Evergreen Masters Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Masters Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Evergreen Team
MFS Team
Oppenheimer Team

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1998

	Class A	Class B	Class C	Class I
Class inception date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

Nasdaq symbol	EMFAX	EMFBX	EVMCX	EMFYX

6-month return with sales charge	10.24%	11.62%	15.64%	N/A

6-month return w/o sales charge	17.02%	16.62%	16.64%	17.09%

Average annual return*

1 year with sales charge	33.22%	35.36%	39.43%	N/A

1 year w/o sales charge	41.28%	40.36%	40.43%	41.71%

5 year	-1.59%	-1.47%	-1.13%	-0.15%

Since portfolio inception	-1.94%	-1.70%	-1.56%	-0.59%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Masters Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's 400 MidCap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and S&P 400 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

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The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$6.99	$5.70	$7.24	$13.22	$10.05	$10.00
Income from investment operations
Net investment loss	-0.03	-0.06	-0.06	-0.08	-0.10	-0.05
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.22	1.35	-1.48	-4.13	3.27	0.10
Total from investment operations	1.19	1.29	-1.54	-4.21	3.17	0.05
Distributions to shareholders from
Net realized gains	0	0	0	-1.77	0	0
Net asset value, end of period	$8.18	$6.99	$5.70	$7.24	$13.22	$10.05
Total return[3]	17.02%	22.63%	-21.27%	-35.91%	31.54%	0.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,948	$57,809	$57,482	$100,713	$192,473	$167,848
Ratios to average net assets
Expenses[4]	1.99%[5]	2.12%	1.86%	1.63%	1.58%	1.72%[5]
Net investment loss	-0.85%[5]	-0.90%	-0.86%	-0.77%	-0.78%	-0.70%[5]
Portfolio turnover rate	54%	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$6.74	$5.53	$7.08	$13.07	$10.01	$10.00
Income from investment operations
Net investment loss	-0.06	-0.10	-0.12	-0.13	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.18	1.31	-1.43	-4.09	3.25	0.10
Total from investment operations	1.12	1.21	-1.55	-4.22	3.06	0.01
Distributions to shareholders from
Net realized gains	0	0	0	-1.77	0	0
Net asset value, end of period	$7.86	$6.74	$5.53	$7.08	$13.07	$10.01
Total return[3]	16.62%	21.88%	-21.89%	-36.46%	30.57%	0.10%
Ratios and supplemental data
Net assets, end of period (thousands)	$64,346	$60,221	$59,195	$92,928	$133,637	$82,979
Ratios to average net assets
Expenses[4]	2.69%[5]	2.85%	2.62%	2.38%	2.34%	2.47%[5]
Net investment loss	-1.55%[5]	-1.62%	-1.61%	-1.52%	-1.54%	-1.48%[5]
Portfolio turnover rate	54%	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$6.73	$5.53	$7.07	$13.05	$10.00	$10.00
Income from investment operations
Net investment loss	-0.06	-0.10	-0.12	-0.11	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.18	1.30	-1.42	-4.10	3.24	0.09
Total from investment operations	1.12	1.20	-1.54	-4.21	3.05	0
Distributions to shareholders from
Net realized gains	0	0	0	-1.77	0	0
Net asset value, end of period	$7.85	$6.73	$5.53	$7.07	$13.05	$10.00
Total return[3]	16.64%	21.70%	-21.78%	-36.44%	30.50%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,027	$4,955	$5,983	$9,450	$11,387	$4,837
Ratios to average net assets
Expenses[4]	2.69%[5]	2.85%	2.62%	2.39%	2.35%	2.47%[5]
Net investment loss	-1.55%[5]	-1.62%	-1.61%	-1.52%	-1.55%	-1.48%[5]
Portfolio turnover rate	54%	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001	2000[2]	1999[3]
Net asset value, beginning of period	$7.08	$5.75	$7.29	$13.27	$10.07	$10.00
Income from investment operations
Net investment loss	-0.02	-0.04	-0.05	-0.05	-0.07	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.23	1.37	-1.49	-4.16	3.27	0.08
Total from investment operations	1.21	1.33	-1.54	-4.21	3.20	0.07
Distributions to shareholders from
Net realized gains	0	0	0	-1.77	0	0
Net asset value, end of period	$8.29	$7.08	$5.75	$7.29	$13.27	$10.07
Total return	17.09%	23.13%	-21.12%	-35.76%	31.78%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,144	$767	$605	$2,228	$4,479	$3,348
Ratios to average net assets
Expenses[4]	1.70%[5]	1.84%	1.59%	1.37%	1.34%	1.50%[5]
Net investment loss	-0.56%[5]	-0.63%	-0.61%	-0.52%	-0.53%	-0.43%[5]
Portfolio turnover rate	54%	97%	114%	80%	111%	63%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 17.5%
Auto Components 0.3%
Aftermarket Technology Corp. *	127	$ 1,866
American Axle & Manufacturing Holdings, Inc. *	1,300	47,905
Arvinmeritor, Inc.	200	3,966
Autoliv, Inc.	100	4,100
CSK Auto Corp. *	700	12,677
Dana Corp.	2,700	53,622
Delphi Automotive Systems Corp.	600	5,976
Johnson Controls, Inc.	400	23,660
Lear Corp.	300	18,588
Superior Industries International, Inc.	6,000	212,640
385,000
Automobiles 0.2%
Ford Motor Co.	13,572	184,172
Harley-Davidson, Inc.	700	37,338
221,510
Distributors 0.2%
Brightpoint, Inc.	500	7,675
Genuine Parts Co.	7,000	229,040
236,715
Hotels, Restaurants & Leisure 3.0%
Applebee's International, Inc.	675	27,911
Aztar Corp.	100	2,451
Brinker International, Inc. *	1,500	56,895
Carnival Corp.	11,100	498,501
CBRL Group, Inc.	700	27,748
CEC Entertainment, Inc.	1,050	36,435
Cheesecake Factory, Inc. *	8,100	373,653
Choice Hotels, Inc.	100	4,474
Four Seasons Hotels, Inc.	3,500	185,850
GTECH Holdings Corp.	3,475	205,512
Harrah's Entertainment, Inc.	7,000	384,230
International Game Technology, Inc.	12,863	578,320
McDonald's Corp.	3,700	105,709
Multimedia Games, Inc.	100	2,474
Outback Steakhouse, Inc.	4,560	222,072
P.F. Chang's China Bistro, Inc. *	900	45,279
Panera Bread Co., Class A *	9,000	350,280
Rare Hospitality International, Inc. *	600	16,650
Royal Caribbean Cruises, Ltd.	11,300	498,330
Ruby Tuesday, Inc.	1,300	41,795
Ryan's Family Steak Houses, Inc. *	200	3,422
Starbucks Corp. *	700	26,425
Station Casinos, Inc.	1,075	47,483
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
WMS Industries, Inc. *	5,900	$ 182,900
Yum! Brands, Inc. *	1,500	56,985
3,981,784
Household Durables 1.0%
Beazer Homes USA, Inc.	600	63,546
Cavco Industries, Inc. *	65	2,395
Centex Corp.	800	43,248
D.R. Horton, Inc.	1,250	44,288
Fortune Brands, Inc.	2,870	219,928
Harman International Industries, Inc.	700	55,720
Hovnanian Enterprises, Inc., Class A *	1,600	69,040
KB Home	900	72,720
Lennar Corp., Class A	1,300	70,239
Lennar Corp., Class B	360	18,328
M.D.C Holdings, Inc.	671	47,238
Meritage Corp. *	200	14,850
Mohawk Industries, Inc. *	3,800	312,930
Newell Rubbermaid, Inc.	3,200	74,240
NVR, Inc. *	100	46,000
Pulte Homes, Inc.	594	33,026
Ryland Group, Inc.	700	62,181
Select Comfort Corp. *	100	2,759
Standard Pacific Corp.	700	42,000
Toll Brothers, Inc. *	1,100	49,973
Whirlpool Corp.	300	20,661
1,365,310
Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	800	34,624
eBay, Inc. *	5,625	389,981
InterActiveCorp. *	8,585	271,200
695,805
Leisure Equipment & Products 1.1%
Action Performance Companies, Inc.	1,100	16,797
Brunswick Corp.	700	28,581
Callaway Golf Co.	200	3,796
Eastman Kodak Co.	16,000	418,720
Hasbro, Inc.	2,900	63,075
Marvel Enterprises, Inc. *	1,900	36,461
Oakley, Inc.	37,000	549,080
Polaris Industries, Inc.	6,300	286,272
1,402,782
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 4.1%
Citadel Broadcasting Corp.	23,400	$ 408,330
Clear Channel Communications, Inc.	1,200	50,820
Comcast Corp., Class A *	8,908	256,016
Cox Communications, Inc., Class A *	400	12,640
EchoStar Communications Corp., Class A *	14,520	475,530
Entercom Communications Corp. *	7,280	329,566
Getty Images, Inc. *	14,700	793,506
Lamar Advertising Co., Class A *	11,100	446,442
LIN TV Corp., Class A *	7,300	173,813
McGraw-Hill Companies, Inc.	100	7,614
Meredith Corp.	9,500	480,320
New York Times Co., Class A	8,700	384,540
RH Donnelley Corp. *	500	23,350
Time Warner, Inc. *	9,300	156,798
Tribune Co.	4,500	226,980
UnitedGlobalCom, Inc., Class A *	212	1,800
Viacom, Inc., Class B	7,953	311,837
Walt Disney Co.	17,775	444,197
Westwood One, Inc. *	11,380	335,141
XM Satellite Radio Holdings, Inc., Class A *	200	5,600
5,324,840
Multi-line Retail 0.8%
Dollar General Corp.	500	9,600
Federated Department Stores, Inc.	1,400	75,670
Kohl's Corp. *	13,800	666,954
Saks, Inc. *	14,600	256,960
Sears, Roebuck & Co.	1,400	60,144
1,069,328
Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A	600	20,304
Aeropostale, Inc. *	900	32,634
Ann Taylor Stores Corp. *	950	40,660
AutoNation, Inc. *	1,300	22,165
Barnes & Noble, Inc. *	100	3,260
Bed Bath & Beyond, Inc. *	5,300	221,328
Best Buy Co., Inc.	6,147	317,923
Boise Cascade Corp.	200	6,930
Borders Group, Inc.	500	11,870
CarMax, Inc. *	14,800	432,160
Chico's FAS, Inc. *	11,700	542,880
Christopher & Banks Corp.	525	11,083
Circuit City Stores, Inc.	30,500	344,650
Claire's Stores, Inc.	1,200	25,008
Electronics Boutique Holdings Corp. *	100	2,936
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Foot Locker, Inc.	15,400	$ 397,320
GameStop Corp., Class A *	11,900	214,438
Gap, Inc.	8,500	186,320
Hollywood Entertainment Corp. *	300	4,068
Home Depot, Inc.	10,350	386,676
Hot Topic, Inc. *	2,900	76,705
Lowe's Companies, Inc.	7,821	438,993
Movie Gallery, Inc.	200	3,918
Office Depot, Inc. *	300	5,646
Pacific Sunwear of California, Inc. *	9,475	232,516
PETsMART, Inc.	19,160	522,302
Pier 1 Imports, Inc.	9,200	218,040
RadioShack Corp.	1,800	59,688
Ross Stores, Inc.	15,100	462,211
Sherwin-Williams Co.	400	15,372
Staples, Inc.	4,400	111,716
Talbots, Inc.	700	25,046
TBC Corp. *	16,400	481,668
Tiffany & Co.	11,350	433,229
TJX Companies, Inc.	1,600	39,296
Tractor Supply Co. *	100	3,872
Yankee Candle, Inc.	300	8,274
Zale Corp. *	100	6,155
6,369,260
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	13,010	533,280
Columbia Sportswear Co. *	6,108	338,627
Jones Apparel Group, Inc.	10,200	368,730
Nike, Inc., Class B	300	23,361
Polo Ralph Lauren Corp., Class A	6,000	205,680
Reebok International, Ltd.	4,800	198,480
Timberland Co., Class A *	1,500	89,175
Tommy Hilfiger Corp.	500	8,500
1,765,833
CONSUMER STAPLES 4.8%
Beverages 1.4%
Anheuser-Busch Companies, Inc.	1,800	91,800
Coca-Cola Co.	11,800	593,540
Pepsi Bottling Group, Inc.	8,100	240,975
PepsiCo, Inc.	16,190	871,832
1,798,147
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.2%
BJ's Wholesale Club, Inc. *	20,700	$ 526,815
CVS Corp.	200	7,060
Rite Aid Corp. *	700	3,808
SuperValu, Inc.	300	9,162
SYSCO Corp.	3,650	142,532
Wal-Mart Stores, Inc.	16,062	958,741
1,648,118
Food Products 0.7%
Campbell Soup Co.	2,500	68,175
ConAgra Foods, Inc.	6,500	175,110
Fresh Del Monte Produce, Inc.	400	10,304
H.J. Heinz Co.	3,200	119,328
Hershey Foods Corp.	2,627	217,647
Kellogg Co.	3,075	120,663
Kraft Foods, Inc., Class A	5,200	166,452
Sara Lee Corp.	120	2,623
Wm. Wrigley Jr. Co.	200	11,824
892,126
Household Products 0.8%
Colgate-Palmolive Co.	1,725	95,047
Energizer Holdings, Inc. *	1,100	51,359
Procter & Gamble Co.	8,336	874,280
USANA Health Sciences, Inc.	100	2,333
1,023,019
Personal Products 0.0%
Gillette Co.	700	27,370
Tobacco 0.7%
Altria Group, Inc.	8,300	451,935
Loews Corp. - Carolina Group	13,600	371,960
R.J. Reynolds Tobacco Holdings, Inc.	1,200	72,600
896,495
ENERGY 4.5%
Energy Equipment & Services 1.2%
BJ Services Co. *	11,650	504,095
Cooper Cameron Corp. *	7,300	321,565
Halliburton Co.	900	27,351
Offshore Logistics, Inc. *	15,000	345,750
Oil States International, Inc. *	300	4,032
Smith International, Inc. *	5,700	305,007
1,507,800
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 3.3%
Apache Corp.	5,864	$ 253,149
Burlington Resources, Inc.	1,100	69,993
Canadian Natural Resources, Ltd.	1,463	81,182
Chesapeake Energy Corp.	44,800	600,320
ChevronTexaco Corp.	3,782	331,984
Cimarex Energy Co. *	112	3,237
ConocoPhillips	1,737	121,260
EOG Resources, Inc.	600	27,534
Esprit Exploration, Ltd. *	10,700	21,316
Exxon Mobil Corp.	24,174	1,005,397
Frontier Oil Corp.	4,700	91,086
Kerr-McGee Corp.	300	15,450
Murphy Oil Corp.	9,100	573,027
Newfield Exploration Co. *	100	4,793
Noble Energy, Inc. *	700	32,970
Occidental Petroleum Corp.	2,100	96,705
Paramount Resources, Ltd. *	4,000	38,774
Pogo Producing Co.	900	41,283
Sunoco, Inc.	700	43,666
Talisman Energy, Inc.	1,100	64,850
Teekay Shipping Corp.	200	13,780
Tesoro Petroleum Corp. *	300	5,637
Tom Brown, Inc. *	3,100	116,560
Unocal Corp.	1,200	44,736
Valero Energy Corp.	700	41,972
Western Gas Resources, Inc.	200	10,170
XTO Energy, Inc.	24,583	620,462
4,371,293
FINANCIALS 14.1%
Capital Markets 4.2%
Affiliated Managers Group, Inc. *	4,200	229,236
American Capital Strategies, Ltd.	13,700	455,388
Ameritrade Holding Corp. *	25,500	392,700
Bear Stearns Companies, Inc.	5,900	517,312
Charles Schwab Corp.	4,100	47,601
Franklin Resources, Inc.	2,975	165,648
Goldman Sachs Group, Inc.	2,355	245,744
Investors Financial Services Corp.	9,190	379,731
J.P. Morgan Chase & Co.	5,800	243,310
Janus Capital Group, Inc.	15,500	253,890
Knight Trading Group, Inc. *	900	11,394
Legg Mason, Inc.	7,940	736,673
Lehman Brothers Holdings, Inc.	400	33,148
Mellon Financial Corp.	4,600	143,934
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Merrill Lynch & Co., Inc.	8,520	$ 507,451
Morgan Stanley	5,800	332,340
Northern Trust Corp.	600	27,954
Piper Jaffray Co., Inc. *	66	3,574
SEI Investments Co.	15,700	518,100
T. Rowe Price Group, Inc.	4,250	228,778
Waddell & Reed Financial, Inc., Class A	100	2,452
5,476,358
Commercial Banks 3.2%
AmSouth Bancorp	8,700	204,537
Bank of America Corp.	6,000	485,880
Bank One Corp.	4,300	234,436
Banknorth Group, Inc.	900	30,636
BB&T Corp.	200	7,060
Charter One Financial, Inc.	15,410	544,897
City National Corp.	100	5,990
Colonial BancGroup, Inc.	18,000	333,000
Comerica, Inc.	100	5,432
Compass Bancshares, Inc.	300	12,441
Dime Bancorp, Inc. *	1,000	190
Flagstar Bancorp, Inc.	400	10,260
FleetBoston Financial Corp.	5,200	233,480
Huntington Bancshares, Inc.	700	15,533
KeyCorp	1,700	51,493
National City Corp.	3,400	120,972
North Fork Bancorp, Inc.	11,990	507,417
PNC Financial Services Group, Inc.	1,000	55,420
Regions Financial Corp.	500	18,260
SouthTrust Corp.	14,100	467,556
SunTrust Banks, Inc.	800	55,768
U.S. Bancorp	10,692	295,634
Union Planters Corp.	400	11,940
UnionBanCal Corp.	700	36,673
Wells Fargo & Co.	7,700	436,359
Zions Bancorp	200	11,440
4,192,704
Consumer Finance 0.5%
American Express Co.	8,759	454,154
Capital One Financial Corp.	1,000	75,430
MBNA Corp.	6,200	171,306
700,890
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.1%
Chicago Merchantile Exchange Holdings, Inc.	700	$ 67,718
Citigroup, Inc.	25,673	1,327,294
Principal Financial Group	1,900	67,697
1,462,709
Insurance 3.7%
Ace, Ltd.	15,400	656,964
AFLAC, Inc.	1,900	76,266
Allmerica Financial Corp. *	300	10,365
Allstate Corp.	5,200	236,392
AMBAC Financial Group, Inc.	3,185	234,989
American International Group, Inc.	14,467	1,032,220
AON Corp.	1,800	50,238
CNA Surety Corp. *	43,300	478,465
Everest Reinsurance Group, Ltd.	5,100	435,744
Fidelity National Financial, Inc.	3,001	118,840
Fremont General Corp.	1,200	36,720
Hartford Financial Services Group, Inc.	8,000	509,600
John Hancock Financial Services, Inc.	4,100	179,129
LandAmerica Financial Group, Inc.	200	9,052
Lincoln National Corp.	1,200	56,784
Loews Corp.	700	41,342
Marsh & McLennan Co.	1,900	87,970
MBIA, Inc.	600	37,620
MetLife, Inc.	2,500	89,200
Nationwide Financial Services, Inc., Class A	100	3,605
Old Republic International Corp.	350	8,596
Progressive Corp.	1,900	166,440
Prudential Financial, Inc.	1,600	71,648
Reinsurance Group America, Inc.	800	32,776
RenaissanceRe Holdings, Ltd.	1,000	52,000
St. Paul Companies, Inc.	100	4,001
Travelers Property Casualty Corp., Class A	548	9,398
Travelers Property Casualty Corp., Class B	2,631	45,438
UnumProvident Corp.	400	5,852
4,777,654
Real Estate 0.1%
Catellus Development Corp. REIT	108	2,809
Government Properties Trust, Inc. REIT	13,175	173,515
176,324
Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	300	11,409
Countrywide Financial Corp.	766	73,459
Doral Financial Corp.	675	23,760
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Fannie Mae	4,400	$ 327,140
Freddie Mac	1,500	88,590
Golden West Financial Corp.	1,600	179,120
GreenPoint Financial Corp.	1,200	52,452
Independence Community Bank Corp.	400	16,300
IndyMac Bancorp, Inc.	400	14,516
MGIC Investment Corp.	1,000	64,230
New Century Financial Corp.	950	46,132
New York Community Bancorp, Inc.	17,777	609,396
Sovereign Bancorp, Inc.	1,100	23,562
Washington Mutual, Inc.	2,000	85,420
Webster Financial Corp.	200	10,142
1,625,628
HEALTH CARE 14.6%
Biotechnology 1.6%
Alkermes, Inc. *	100	1,599
Amgen, Inc. *	5,600	325,752
Biogen Idec, Inc. *	4,000	222,400
Celgene Corp. *	4,500	214,425
Cephalon, Inc. *	1,300	74,503
Genentech, Inc. *	900	95,238
Genzyme Corp. *	7,760	365,031
Invitrogen Corp. *	6,180	443,044
MedImmune, Inc. *	8,700	200,796
Neurocrine Biosciences, Inc. *	2,100	124,110
Protein Design Labs, Inc. *	4,600	109,572
2,176,470
Health Care Equipment & Supplies 5.1%
Apogent Technology, Inc. *	3,200	98,176
Applera Corp. - Applied Biosystems Group	3,100	61,318
Bausch & Lomb, Inc.	800	47,976
Baxter International, Inc.	13,900	429,371
Becton Dickinson & Co.	1,000	48,480
Bio-Rad Laboratories, Inc., Class A *	400	22,548
Boston Scientific Corp. *	3,000	127,140
C.R. Bard, Inc.	9,500	927,580
Cooper Companies, Inc.	300	16,200
Cytyc Corp.	51,660	1,149,435
DENTSPLY International, Inc.	9,900	438,867
Fisher Scientific International, Inc. *	9,000	495,360
Gen-Probe, Inc.	6,700	223,847
Guidant Corp.	10,800	684,396
Inamed Corp. *	150	7,992
Kinetic Concepts, Inc. *	600	26,910
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Medtronic, Inc.	4,800	$ 229,200
Millipore Corp. *	14,720	756,313
Saint Jude Medical, Inc. *	3,400	245,140
Stryker Corp.	1,700	150,501
Thoratec Corp. *	15,600	194,844
Varian Medical Systems, Inc. *	2,874	248,055
VISX, Inc. *	700	13,664
Zimmer Holdings, Inc. *	200	14,756
6,658,069
Health Care Providers & Services 2.3%
Advisory Board Co. *	300	10,965
Aetna, Inc.	2,350	210,842
Amerigroup Corp.	400	18,280
Andrx Corp. *	600	16,320
Anthem, Inc. *	11,994	1,087,136
Apria Healthcare Group, Inc. *	800	23,952
Caremark Rx, Inc. *	7,500	249,375
Covance, Inc. *	800	27,552
Coventry Health Care, Inc. *	1,200	50,796
DaVita, Inc. *	700	33,425
First Health Group Corp. *	200	4,372
Health Net, Inc., Class A *	100	2,493
Humana, Inc. *	1,200	22,824
IMS Health, Inc.	751	17,468
Lincare Holdings, Inc. *	3,000	94,260
Medco Health Solutions, Inc. *	2,190	74,460
Oxford Health Plans, Inc.	200	9,770
Pediatrix Medical Group, Inc. *	1,300	81,900
Per-Se Technologies, Inc. *	300	3,360
Select Medical Corp.	17,055	284,819
Sunrise Assisted Living, Inc. *	200	7,170
Tenet Healthcare Corp. *	20,700	231,012
UnitedHealth Group, Inc.	2,156	138,933
US Oncology, Inc.	1,400	20,692
Wellpoint Health Networks, Inc., Class A *	2,100	238,812
2,960,988
Pharmaceuticals 5.6%
Abbott Laboratories, Inc.	4,800	197,280
Allergan, Inc.	2,200	185,152
American Pharmaceutical Partners, Inc. *	850	39,899
Bradley Pharmaceuticals, Inc., Class A *	700	17,626
Bristol-Myers Squibb Co.	3,900	94,497
Dr. Reddy's Laboratories, Ltd., ADR	14,300	342,485
Eli Lilly & Co.	3,700	247,530
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Endo Pharmaceuticals Holdings, Inc. *	200	$ 4,884
Eyetech Pharmaceuticals, Inc. *	480	15,936
Gilead Sciences, Inc. *	12,525	698,519
Johnson & Johnson Co.	15,845	803,659
Kos Pharmaceuticals, Inc. *	800	32,592
Medicis Pharmaceutical Corp., Class A	15,000	600,000
Merck & Co., Inc.	12,859	568,239
Pfizer, Inc.	51,246	1,796,172
Pharmaceutical Resources, Inc. *	4,182	237,789
Schering-Plough Corp.	3,200	51,904
Shire Pharmaceuticals Group, ADR *	7,500	220,725
Taro Pharmaceutical Industries, Ltd., Class A *	200	11,598
Teva Pharmaceutical Industries, Ltd., ADR	5,190	329,098
Watson Pharmaceuticals, Inc. *	10,000	427,900
Wyeth	9,335	350,529
7,274,013
INDUSTRIALS 13.5%
Aerospace & Defense 0.7%
Boeing Co.	600	24,642
Embraer Empresa Brasileira de Aeronautica SA, ADR	1,500	48,150
General Dynamics Corp.	1,200	107,196
Honeywell International, Inc.	1,400	47,390
Precision Castparts Corp.	100	4,403
Rockwell Collins, Inc.	15,400	486,794
United Defense Industries, Inc. *	600	19,074
United Technologies Corp.	2,100	181,230
918,879
Air Freight & Logistics 1.0%
CNF Transportation, Inc.	10,000	336,000
Expeditors International of Washington, Inc.	6,300	248,787
FedEx Corp.	1,100	82,676
J.B. Hunt Transport Services, Inc. *	1,500	42,255
Ryder System, Inc.	11,700	453,141
United Parcel Service, Inc., Class B	1,800	125,712
1,288,571
Airlines 0.6%
America West Holding Corp., Class B	600	5,718
AMR Corp. *	12,900	164,217
JetBlue Airways Corp. *	16,000	404,640
Northwest Airlines Corp., Class A *	11,800	119,298
Southwest Airlines Co.	10,900	154,889
848,762
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.1%
American Standard Companies, Inc. *	1,300	$ 147,875
USG Corp. *	300	5,247
153,122
Commercial Services & Supplies 2.9%
Apollo Group, Inc., Class A *	3,175	273,399
Career Education Corp. *	16,200	917,568
Corinthian Colleges, Inc. *	17,600	581,856
Corporate Executive Board Co.	13,450	632,150
H&R Block, Inc.	800	40,824
ITT Educational Services, Inc. *	500	15,600
Manpower, Inc.	13,120	610,080
Monster Worldwide, Inc. *	21,000	550,200
Republic Services, Inc., Class A	700	18,949
Robert Half International, Inc. *	7,000	165,340
Waste Management, Inc.	400	12,072
3,818,038
Construction & Engineering 0.3%
Chicago Bridge & Iron Co.	200	5,566
Spectrasite, Inc.	11,340	420,714
426,280
Electrical Equipment 0.4%
Emerson Electric Co.	400	23,968
Molex, Inc., Class A	1,275	33,201
Rockwell Automation, Inc.	12,900	447,243
504,412
Industrial Conglomerates 2.2%
3M Co.	7,488	613,043
General Electric Co.	64,024	1,954,012
Tyco International, Ltd.	8,800	252,120
2,819,175
Machinery 4.3%
AGCO Corp. *	9,900	205,029
Briggs & Stratton Corp.	400	26,988
Caterpillar, Inc.	400	31,628
Danaher Corp.	8,000	746,960
Deere & Co.	4,350	301,499
EnPro Industries, Inc. *	140	2,649
Ingersoll-Rand Co., Ltd., Class A	4,500	304,425
Joy Global, Inc.	20,600	578,242
Navistar International Corp. *	15,800	724,430
Oshkosh Truck Corp.	16,600	924,620
Paccar, Inc.	9,300	523,032
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Pall Corp.	11,100	$ 251,859
SPX Corp.	8,300	377,484
Timken Co.	25,000	580,750
Wabash National Corp.	100	2,360
5,581,955
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	11,700	368,550
Laidlaw International, Inc. *	29,100	423,405
Norfolk Southern Corp.	20,000	441,800
1,233,755
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	2,500	74,875
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 3.0%
3Com Corp. *	900	6,354
ADTRAN, Inc.	400	12,012
Andrew Corp. *	11,000	192,500
Avaya, Inc. *	8,956	142,221
CIENA Corp. *	11,400	56,658
Cisco Systems, Inc. *	51,851	1,219,536
Comverse Technology, Inc. *	15,700	284,798
Corning, Inc. *	39,600	442,728
F5 Networks, Inc. *	2,510	84,964
Foundry Networks, Inc. *	5,600	96,152
Harris Corp.	4,200	203,322
InterDigital Commerce Corp. *	9,000	157,320
Juniper Networks, Inc. *	2,625	68,276
Lucent Technologies, Inc. *	15,900	65,349
McDATA Corp., Class A *	400	2,816
Motorola, Inc.	3,900	68,640
NetScreen Technologies, Inc. *	7,000	255,010
Nortel Networks Corp. *	18,950	112,563
QUALCOMM, Inc.	5,769	383,177
Scientific-Atlanta, Inc.	1,400	45,276
3,899,672
Computers & Peripherals 1.6%
Avid Technology, Inc. *	100	4,613
Dell, Inc. *	17,448	586,602
EMC Corp. *	41,276	561,766
Hewlett-Packard Co.	14,800	338,032
International Business Machines Corp.	4,800	440,832
Lexmark International Group, Inc., Class A *	800	73,600
NCR Corp. *	100	4,406
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
SanDisk Corp. *	400	$ 11,348
Storage Technology Corp. *	1,200	33,396
Sun Microsystems, Inc. *	1,200	4,992
Western Digital Corp. *	800	8,984
2,068,571
Electronic Equipment & Instruments 1.1%
Agilent Technologies, Inc. *	600	18,978
Amphenol Corp., Class A *	5,600	166,320
Avnet, Inc. *	200	4,898
Benchmark Electronics, Inc. *	200	6,296
Flextronics International, Ltd. *	11,197	192,813
Kemet Corp. *	200	2,868
Molex, Inc.	300	9,117
Thermo Electron Corp. *	16,100	455,308
Veeco Instruments, Inc. *	100	2,805
Vishay Intertechnology, Inc. *	11,800	251,812
Waters Corp. *	9,230	376,953
1,488,168
Internet Software & Services 0.2%
Digital River, Inc. *	300	7,023
EarthLink, Inc. *	400	3,544
United Online, Inc. *	800	13,328
WebEx Communications, Inc. *	100	2,973
Yahoo!, Inc. *	4,200	204,078
230,946
IT Services 0.7%
Alliance Data Systems Corp. *	6,000	201,300
Anteon International Corp. *	100	2,889
Automatic Data Processing, Inc.	400	16,800
Ceridian Corp. *	11,100	218,781
CheckFree Corp. *	400	11,784
Convergys Corp. *	2,500	38,000
DST Systems, Inc. *	8,280	375,498
First Data Corp.	328	13,828
878,880
Office Electronics 0.0%
Faro Technologies, Inc.	400	9,188
UNOVA, Inc. *	600	12,966
22,154
Semiconductors & Semiconductor Equipment 7.2%
Agere Systems, Inc., Class A	6,300	20,223
Agere Systems, Inc., Class B	129,500	404,040
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Altera Corp. *	43,600	$ 891,620
Analog Devices, Inc.	8,360	401,364
Applied Materials, Inc. *	20,506	438,418
Atmel Corp. *	700	4,550
Axcelis Technologies, Inc. *	200	2,224
Cymer, Inc. *	7,900	305,019
Cypress Semiconductor Corp. *	9,900	202,653
Integrated Circuit System, Inc. *	12,700	317,881
Integrated Device Technology, Inc. *	1,600	24,000
Intel Corp.	61,450	1,671,440
International Rectifier Corp. *	200	9,198
KLA-Tencor Corp. *	600	30,210
Kulicke & Soffa Industries, Inc. *	100	1,172
Lam Research Corp. *	400	10,084
Marvell Technology Group, Ltd. *	16,450	741,072
National Semiconductor Corp. *	1,600	71,088
Novellus Systems, Inc. *	14,450	459,366
NVIDIA Corp. *	15,900	421,191
PMC-Sierra, Inc. *	22,700	385,219
Power Integrations, Inc. *	3,300	96,789
Silicon Storage Technology, Inc. *	600	7,764
Skyworks Solutions, Inc. *	11,500	134,090
Teradyne, Inc. *	300	7,149
Texas Instruments, Inc.	65,302	1,908,124
Xilinx, Inc. *	10,700	406,600
9,372,548
Software 5.8%
Amdocs, Ltd. *	20,500	569,695
Ascential Software Corp. *	6,900	151,248
BEA Systems, Inc. *	31,380	400,409
Cadence Design Systems, Inc. *	46,000	678,040
Citrix Systems, Inc. *	23,400	505,908
Computer Associates International, Inc.	1,700	45,662
Compuware Corp. *	400	2,980
Electronic Arts, Inc. *	9,946	536,686
Fair, Issac & Co., Inc.	12,000	432,960
Intuit, Inc. *	6,500	291,720
Microsoft Corp.	53,290	1,330,651
Network Associates, Inc. *	20,640	371,520
Openwave Systems, Inc. *	3,100	41,354
Oracle Corp. *	105,700	1,269,457
Red Hat, Inc. *	1,400	32,004
Siebel Systems, Inc. *	1,500	17,265
Sybase, Inc. *	1,300	27,287
Symantec Corp. *	8,480	392,624
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Take-Two Interactive Software, Inc. *	700	$ 25,746
Veritas Software Corp. *	17,690	476,038
Zhone Technologies, Inc. *	100	389
7,599,643
MATERIALS 5.6%
Chemicals 1.3%
Air Products & Chemicals, Inc.	11,500	576,380
Dow Chemical Co.	700	28,196
E.I. du Pont de Nemours & Co.	2,300	97,106
Engelhard Corp.	200	5,978
Hercules, Inc. *	1,400	16,072
Lyondell Chemical Co.	36,140	536,318
Monsanto Co.	2,000	73,340
OM Group, Inc. *	300	9,120
PPG Industries, Inc.	5,800	338,140
1,680,650
Construction Materials 0.0%
Eagle Materials, Inc., Class B	193	11,271
Containers & Packaging 0.3%
Ball Corp.	3,800	257,564
Packaging Corporation of America	7,800	175,968
433,532
Metals & Mining 3.3%
Alcan Aluminum, Ltd.	1,200	53,748
Alcoa, Inc.	16,900	586,261
AngloGold, Ltd., ADR	10,200	431,154
Apex Silver Mines, Ltd.	7,000	157,920
Freeport-McMoRan Copper & Gold, Inc., Class B	5,500	214,995
GrafTech International, Ltd. *	30,000	448,500
Massey Energy Corp.	20,300	448,021
Nucor Corp.	9,300	571,764
Peabody Energy Corp.	700	32,557
Phelps Dodge Corp. *	15,600	1,273,896
4,218,816
Paper & Forest Products 0.7%
Georgia-Pacific Corp.	2,200	74,118
Louisiana Pacific Corp.	2,400	61,920
MeadWestvaco Corp.	10,000	282,900
Rayonier, Inc.	11,069	483,826
Weyerhaeuser Co.	200	13,100
915,864
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.0%
ALLTEL Corp.	300	$ 14,967
AT&T Corp.	1,000	19,570
BellSouth Corp.	5,900	163,371
Centurytel, Inc.	10,700	294,143
Chunghwa Telecom Co., Ltd., ADR	26,700	472,857
Citizens Communications Co. *	3,200	41,408
NTL, Inc. *	14,155	841,515
SBC Communications, Inc.	16,100	395,094
Sprint Corp.	400	7,372
Verizon Communications, Inc.	9,400	343,476
2,593,773
Wireless Telecommunications Services 1.3%
American Tower Systems Corp., Class A *	53,470	606,884
AT&T Wireless Services, Inc. *	13,800	187,818
Crown Castle International Corp. *	36,340	458,974
Nextel Communications, Inc., Class A	20,801	514,409
1,768,085
UTILITIES 0.9%
Electric Utilities 0.8%
American Electric Power Co., Inc.	500	16,460
Cinergy Corp.	5,100	208,539
Edison International	900	21,861
Exelon Corp.	1,450	99,862
FirstEnergy Corp.	10,000	390,800
FPL Group, Inc.	5,000	334,250
Wisconsin Energy Corp.	200	6,430
1,078,202
Multi-Utilities & Unregulated Power 0.1%
Constellation Energy Group, Inc.	800	31,960
Progress Energy, Inc.	2,800	868
Williams Companies, Inc.	1,800	17,226
50,054
Total Common Stocks (cost $106,245,669)		128,442,995
SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional U.S. Government Money Market Fund (o)
(cost $2,047,305)	2,047,305	2,047,305
Total Investments (cost $108,292,974) 100.0%		130,490,300
Other Assets and Liabilities 0.0%		(25,006)
Net Assets 100.0%		$ 130,465,294
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 108,292,974
Net unrealized gains on securities	22,197,326

Market value of securities	130,490,300
Receivable for securities sold	2,315,361
Receivable for Fund shares sold	22,804
Dividends receivable	77,966
Prepaid expenses and other assets	29,914

Total assets	132,936,345

Liabilities
Payable for securities purchased	2,238,920
Payable for Fund shares redeemed	172,988
Advisory fee payable	3,100
Distribution Plan expenses payable	2,385
Due to other related parties	20,456
Accrued expenses and other liabilities	33,202

Total liabilities	2,471,051

Net assets	$ 130,465,294

Net assets represented by
Paid-in capital	$ 202,880,318
Undistributed net investment loss	(806,532)
Accumulated net realized losses on securities and foreign currency related transactions	(93,805,791)
Net unrealized gains on securities and foreign currency related transactions	22,197,299

Total net assets	$ 130,465,294

Net assets consists of
Class A	$ 59,947,883
Class B	64,346,457
Class C	5,026,505
Class I	1,144,449

Total net assets	$ 130,465,294

Shares outstanding
Class A	7,325,165
Class B	8,186,063
Class C	640,391
Class I	137,981

Net asset value per share
Class A	$ 8.18
Class A -- Offering price (based on sales charge of 5.75%)	$ 8.68
Class B	$ 7.86
Class C	$ 7.85
Class I	$ 8.29

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $529)	$ 751,949

Expenses
Advisory fee	573,184
Distribution Plan expenses
Class A	91,319
Class B	323,396
Class C	26,186
Administrative services fee	65,826
Transfer agent fees	379,485
Trustees' fees and expenses	3,774
Printing and postage expenses	25,260
Custodian and accounting fees	17,165
Registration and filing fees	30,978
Professional fees	11,020
Other	7,525

Total expenses	1,555,118
Less: Expense reductions	(182)
Expense reimbursements	(665)

Net expenses	1,554,271

Net investment loss	(802,322)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	14,808,569
Foreign currency related transactions	(517)

Net realized gains on securities and foreign currency related transactions	14,808,052
Net change in unrealized gains or losses on securities and foreign currency related transactions	6,196,706

Net realized and unrealized gains or losses on securities and foreign currency related transactions	21,004,758

Net increase in net assets resulting from operations	$ 20,202,436

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment loss		$ (802,322)		$ (1,563,999)
Net realized gains or losses on securities and foreign currency related transactions		14,808,052		(6,933,342)
Net change in unrealized gains or losses on securities and foreign currency related transactions		6,196,706		32,726,505

Net increase in net assets resulting from operations		20,202,436		24,229,164

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	83,565	651,392	320,527	1,986,602
Class B	138,231	1,039,719	425,076	2,567,987
Class C	30,989	228,518	47,115	288,724
Class I	45,153	361,436	60,744	402,152

		2,281,065		5,245,465

Automatic conversion of Class B shares to Class A shares
Class A	65,521	516,590	144,055	895,756
Class B	(68,104)	(516,590)	(148,911)	(895,756)

		0		0

Payment for shares redeemed
Class A	(1,090,057)	(8,509,668)	(2,280,583)	(14,134,466)
Class B	(818,059)	(6,178,816)	(2,038,516)	(12,089,707)
Class C	(126,738)	(959,550)	(393,599)	(2,389,364)
Class I	(15,522)	(121,895)	(57,578)	(375,047)

		(15,769,929)		(28,988,584)

Net decrease in net assets resulting from capital share transactions		(13,488,864)		(23,743,119)

Total increase in net assets		6,713,572		486,045
Net assets
Beginning of period		123,751,722		123,265,677

End of period		$ 130,465,294		$ 123,751,722

Undistributed net investment loss		$ (806,532)		$ (4,210)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Masters Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

MFS Institutional Advisors, Inc. and OppenheimerFunds, Inc. are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies. Each investment sub-advisor is paid by EIMC for its services to the Fund.

Prior to November 3, 2003, Marsico Capital Management, LLC also served as an investment sub-advisor to the Fund. EIMC currently manages the segment of the Fund's portfolio that Marsico Capital Management, LLC previously managed. The advisory fee paid to EIMC was unaffected by this change.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $665.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.58% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $45,920 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $69,558,953 and $83,720,164, respectively, for the six months ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $109,547,041. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,363,852 and $1,420,593, respectively, with a net unrealized appreciation of $20,943,259.

As of September 30, 2003, the Fund had $105,882,468 in capital loss carryovers for federal income tax purposes with $29,553,000 expiring in 2010 and $76,329,468 expiring in 2011.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and elected to defer post-October losses of $1,122,926.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.66% and declining to 0.45% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566381 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Omega Fund

Evergreen Omega Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Omega Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	9.21%	10.49%	14.50%	N/A	N/A

6-month return w/o sales charge	15.90%	15.49%	15.50%	16.07%	15.85%

Average annual return*

1 year with sales charge	36.35%	38.56%	42.58%	N/A	N/A

1 year w/o sales charge	44.67%	43.56%	43.58%	45.01%	44.61%

5 year	-0.66%	-0.59%	-0.22%	0.78%	0.52%

10 year	9.51%	9.29%	9.29%	10.34%	10.15%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month end performance information for the R shares. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower while returns for Class I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Omega Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$21.07	$16.69	$20.43	$38.93	$26.82	$21.50
Income from investment operations
Net investment loss	-0.11	-0.20	-0.20	-0.19	-0.22	-0.17
Net realized and unrealized gains or losses on securities	3.46	4.58	-3.54	-16.67	13.32	8.10
Total from investment operations	3.35	4.38	-3.74	-16.86	13.10	7.93
Distributions to shareholders from
Net realized gains	0	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$24.42	$21.07	$16.69	$20.43	$38.93	$26.82
Total return[2]	15.90%	26.24%	-18.31%	-44.67%	49.83%	39.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$521,502	$441,808	$374,196	$504,419	$865,958	$371,361
Ratios to average net assets
Expenses[3]	1.50%[4]	1.67%	1.52%	1.31%	1.18%	1.30%
Net investment loss	-0.94%[4]	-1.11%	-0.97%	-0.74%	-0.59%	-0.66%
Portfolio turnover rate	76%	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$18.92	$15.10	$18.62	$35.92	$24.99	$20.32
Income from investment operations
Net investment loss	-0.17	-0.30	-0.33	-0.36	-0.46	-0.34
Net realized and unrealized gains or losses on securities	3.10	4.12	-3.19	-15.30	12.38	7.62
Total from investment operations	2.93	3.82	-3.52	-15.66	11.92	7.28
Distributions to shareholders from
Net realized gains	0	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$21.85	$18.92	$15.10	$18.62	$35.92	$24.99
Total return[2]	15.49%	25.30%	-18.90%	-45.09%	48.72%	38.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$633,630	$578,129	$535,527	$778,976	$1,349,647	$372,956
Ratios to average net assets
Expenses[3]	2.20%[4]	2.39%	2.27%	2.06%	1.94%	2.05%
Net investment loss	-1.64%[4]	-1.83%	-1.73%	-1.49%	-1.35%	-1.41%
Portfolio turnover rate	76%	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$18.97	$15.14	$18.67	$36.01	$25.05	$20.37
Income from investment operations
Net investment loss	-0.17	-0.30	-0.33	-0.36	-0.47	-0.33
Net realized and unrealized gains or losses on securities	3.11	4.13	-3.20	-15.34	12.42	7.62
Total from investment operations	2.94	3.83	-3.53	-15.70	11.95	7.29
Distributions to shareholders from
Net realized gains	0	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$21.91	$18.97	$15.14	$18.67	$36.01	$25.05
Total return[2]	15.50%	25.30%	-18.91%	-45.09%	48.73%	38.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$152,001	$133,551	$126,367	$189,191	$285,022	$26,929
Ratios to average net assets
Expenses[3]	2.20%[4]	2.39%	2.27%	2.07%	1.95%	2.04%
Net investment loss	-1.64%[4]	-1.83%	-1.73%	-1.49%	-1.37%	-1.40%
Portfolio turnover rate	76%	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$21.40	$16.91	$20.65	$39.23	$26.96	$21.54
Income from investment operations
Net investment loss	-0.08	-0.16	-0.15	-0.13	-0.13	-0.11
Net realized and unrealized gains or losses on securities	3.52	4.65	-3.59	-16.81	13.39	8.14
Total from investment operations	3.44	4.49	-3.74	-16.94	13.26	8.03
Distributions to shareholders from
Net realized gains	0	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$24.84	$21.40	$16.91	$20.65	$39.23	$26.96
Total return	16.07%	26.55%	-18.11%	-44.53%	50.17%	39.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,876	$13,913	$11,519	$14,151	$23,520	$4,586
Ratios to average net assets
Expenses[3]	1.20%[4]	1.39%	1.28%	1.06%	0.94%	1.05%
Net investment loss	-0.64%[4]	-0.83%	-0.72%	-0.49%	-0.36%	-0.42%
Portfolio turnover rate	76%	206%	170%	198%	152%	120%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended March 31, 2004 (unaudited)[1,2]

CLASS R
Net asset value, beginning of period	$22.31
Income from investment operations
Net investment loss	-0.11
Net realized and unrealized gains or losses on securities	2.21
Total from investment operations	2.10
Net asset value, end of period	$24.41
Total return	9.41%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[3]	1.48%[4]
Net investment loss	-0.96%[4]
Portfolio turnover rate	76%

[1]   For the period from October 10, 2003 (commencement of class operations) to March 31, 2004.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 19.7%
Auto Components 1.5%
Autoliv, Inc. (p)	475,000	$ 19,475,000
Hotels, Restaurants & Leisure 6.2%
International Game Technology, Inc.	935,000	42,037,600
Mandalay Resort Group (p)	250,000	14,315,000
Starbucks Corp. *	685,000	25,858,750
82,211,350
Household Durables 1.0%
Harman International Industries, Inc.	170,100	13,539,960
Internet & Catalog Retail 4.7%
Amazon.com, Inc. *	627,800	27,171,184
eBay, Inc. *	500,000	34,665,000
61,836,184
Specialty Retail 5.0%
Best Buy Co., Inc.	340,000	17,584,800
Chico's FAS, Inc. * (p)	745,000	34,568,000
TBC Corp. * (p)	483,400	14,197,458
66,350,258
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	435,000	17,830,650
ENERGY 1.4%
Oil & Gas 1.4%
Apache Corp.	158,000	6,820,860
XTO Energy, Inc.	477,800	12,059,672
18,880,532
FINANCIALS 5.3%
Capital Markets 2.8%
Ameritrade Holding Corp. *	1,255,000	19,327,000
Morgan Stanley	300,000	17,190,000
36,517,000
Consumer Finance 1.0%
American Express Co.	250,000	12,962,500
Diversified Financial Services 1.5%
Citigroup, Inc.	385,699	19,940,638
HEALTH CARE 23.8%
Biotechnology 1.6%
Genentech, Inc. *	195,000	20,634,900
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 7.5%
Boston Scientific Corp. *	425,000	$ 18,011,500
Guidant Corp.	306,300	19,410,231
Medtronic, Inc.	474,001	22,633,548
Saint Jude Medical, Inc. *	270,000	19,467,000
Stryker Corp.	225,000	19,919,250
99,441,529
Pharmaceuticals 14.7%
Allergan, Inc.	210,000	17,673,600
AstraZeneca plc, ADR (p)	405,000	18,925,650
Endo Pharmaceuticals Holdings, Inc. * (p)	493,500	12,051,270
Forest Laboratories, Inc. *	200,000	14,324,000
Medicines Co. * (p)	410,000	13,206,100
Medicis Pharmaceutical Corp., Class A (p)	350,000	14,000,000
Pfizer, Inc.	730,000	25,586,500
Pharmaceutical Resources, Inc. *	473,100	26,900,466
Sepracor, Inc. * (p)	150,000	7,215,000
Shire Pharmaceuticals Group, ADR * (p)	122,595	3,607,971
Teva Pharmaceutical Industries, Ltd., ADR	350,052	22,196,797
Valeant Pharmaceuticals International (p)	813,600	19,420,632
195,107,986
INDUSTRIALS 15.5%
Air Freight & Logistics 0.5%
J.B. Hunt Transport Services, Inc. *	250,000	7,042,500
Airlines 3.2%
AMR Corp. *	1,110,000	14,130,300
JetBlue Airways Corp. *	550,000	13,909,500
Southwest Airlines Co.	950,000	13,499,500
41,539,300
Commercial Services & Supplies 7.0%
Apollo Group, Inc., Class A *	340,000	29,277,400
Career Education Corp. * (p)	350,000	19,824,000
Cendant Corp.	629,729	15,359,090
Monster Worldwide, Inc. *	1,095,000	28,689,000
93,149,490
Electrical Equipment 1.5%
Cooper Industries, Ltd., Class A	355,000	20,298,900
Machinery 3.3%
Deere & Co.	425,000	29,456,750
Paccar, Inc.	247,500	13,919,400
43,376,150
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.3%
Communications Equipment 8.0%
Cisco Systems, Inc. *	1,137,282	$ 26,748,873
Juniper Networks, Inc. * (p)	255,000	6,632,550
Nortel Networks Corp. *	3,000,000	17,820,000
QUALCOMM, Inc.	565,000	37,527,300
Research In Motion, Ltd. * (p)	189,378	17,670,861
106,399,584
Computers & Peripherals 1.6%
EMC Corp. *	1,530,000	20,823,300
Electronic Equipment & Instruments 1.5%
Flextronics International, Ltd. *	1,145,000	19,716,900
Office Electronics 2.0%
Zebra Technologies Corp., Class A * (p)	375,000	26,013,750
Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	681,195	18,528,504
Intersil Holding Corp., Class A	300,000	6,687,000
NVIDIA Corp. *	300,000	7,947,000
Texas Instruments, Inc.	690,914	20,188,507
53,351,011
Software 10.2%
Amdocs, Ltd. *	860,000	23,899,400
BEA Systems, Inc. *	1,150,000	14,674,000
Cadence Design Systems, Inc. * (p)	842,100	12,412,554
Citrix Systems, Inc. *	930,000	20,106,600
Intuit, Inc. *	149,900	6,727,512
Microsoft Corp.	1,046,186	26,123,265
Oracle Corp. *	1,082,700	13,003,227
Symantec Corp. *	384,600	17,806,980
134,753,538
MATERIALS 5.1%
Metals & Mining 5.1%
Alcoa, Inc.	180,000	6,244,200
GrafTech International, Ltd. * (p)	740,000	11,063,000
Inco, Ltd. * (p)	175,000	6,060,250
Massey Energy Corp.	958,600	21,156,302
Phelps Dodge Corp. *	110,000	8,982,600
Schnitzer Steel Industries, Inc., Class A (p)	439,500	14,090,370
67,596,722
Total Common Stocks (cost $1,040,794,919)		1,298,789,632
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Navigator Prime Portfolio (pp) (cost $87,143,487)	87,143,487	$ 87,143,487
Total Investments (cost $1,127,938,406) 104.7%		1,385,933,119
Other Assets and Liabilities (4.7%)		(61,922,856)
Net Assets 100.0%		$ 1,324,010,263

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 1,127,938,406
Net unrealized gains on securities	257,994,713

Market value of securities	1,385,933,119
Receivable for securities sold	51,434,411
Receivable for Fund shares sold	1,188,125
Dividends receivable	370,785
Receivable for securities lending income	10,799
Prepaid expenses and other assets	56,273

Total assets	1,438,993,512

Liabilities
Payable for securities purchased	13,633,677
Payable for Fund shares redeemed	2,134,139
Payable for securities on loan	87,143,487
Due to custodian bank	11,811,324
Advisory fee payable	19,102
Distribution Plan expenses payable	25,744
Due to other related parties	7,608
Accrued expenses and other liabilities	208,168

Total liabilities	114,983,249

Net assets	$ 1,324,010,263

Net assets represented by
Paid-in capital	$ 1,844,767,468
Undistributed net investment loss	(8,821,108)
Accumulated net realized losses on securities	(769,930,810)
Net unrealized gains on securities	257,994,713

Total net assets	$ 1,324,010,263

Net assets consists of
Class A	$ 521,501,578
Class B	633,629,918
Class C	152,001,235
Class I	16,876,458
Class R	1,074

Total net assets	$ 1,324,010,263

Shares outstanding
Class A	21,358,955
Class B	28,996,603
Class C	6,938,304
Class I	679,278
Class R	44

Net asset value per share
Class A	$ 24.42
Class A -- Offering price (based on sales charge of 5.75%)	$ 25.91
Class B	$ 21.85
Class C	$ 21.91
Class I	$ 24.84
Class R	$ 24.41

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $20,355)	$ 3,587,333

Expenses
Advisory fee	3,430,312
Distribution Plan expenses
Class A	744,434
Class B	3,152,396
Class C	747,656
Class R	2
Administrative services fee	645,565
Transfer agent fees	3,374,536
Trustees' fees and expenses	8,350
Printing and postage expenses	102,519
Custodian and accounting fees	155,536
Registration and filing fees	19,797
Professional fees	14,886
Other	2,292

Total expenses	12,398,281
Less: Expense reductions	(1,702)
Expense reimbursements	(7,751)

Net expenses	12,388,828

Net investment loss	(8,801,495)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	127,939,338
Net change in unrealized gains or losses on securities	62,666,212

Net realized and unrealized gains or losses on securities	190,605,550

Net increase in net assets resulting from operations	$ 181,804,055

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited) (a)		September 30, 2003

Operations
Net investment loss		$ (8,801,495)		$ (16,668,558)
Net realized gains or losses on securities		127,939,338		(52,067,159)
Net change in unrealized gains or losses on securities		62,666,212		312,308,602

Net increase in net assets resulting from operations		181,804,055		243,572,885

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,716,917	40,775,578	3,602,842	64,935,209
Class B	1,261,592	26,644,678	2,477,899	41,387,377
Class C	741,542	15,626,357	957,942	16,359,764
Class I	122,580	2,959,771	228,479	4,417,342
Class R	45	1,000	0	0

		86,007,384		127,099,692

Automatic conversion of Class B shares to Class A shares
Class A	605,286	14,354,694	990,396	17,786,363
Class B	(675,226)	(14,354,694)	(1,098,577)	(17,786,363)

		0		0

Payment for shares redeemed
Class A	(1,935,647)	(45,650,563)	(6,037,329)	(107,983,043)
Class B	(2,145,273)	(45,395,821)	(6,291,429)	(101,228,350)
Class C	(843,824)	(17,891,316)	(2,265,045)	(36,894,854)
Class I	(93,308)	(2,264,566)	(259,650)	(4,775,752)

		(111,202,266)		(250,881,999)

Net decrease in net assets resulting from capital share transactions		(25,194,882)		(123,782,307)

Total increase in net assets		156,609,173		119,790,578
Net assets
Beginning of period		1,167,401,090		1,047,610,512

End of period		$ 1,324,010,263		$ 1,167,401,090

Undistributed net investment loss		$ (8,821,108)		$ (19,613)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations) to March 31, 2004.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $7,751.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.52% of the Fund's average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $653,971 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $962,823,681 and $947,260,372, respectively, for the six months ended March 31, 2004.

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $85,088,260 and $87,143,487, respectively. During the six months ended March 31, 2004, the Fund earned $57,446 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,138,076,099. The gross unrealized appreciation and depreciation on securities based on tax cost was $255,288,883 and $7,431,863, respectively, with a net unrealized appreciation of $247,857,020.

As of September 30, 2003 the Fund had $885,087,871 in capital loss carryovers for federal income tax purposes with $50,484,516 expiring in 2009, $635,182,328 expiring in 2010 and $199,421,027 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566382 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Cap Equity Fund

Evergreen Large Cap Equity Fund: Semiannual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Equity Fund, which covers the six-month period ended March 31, 2004.

Equity investors continued to benefit from the powerful growth in Gross Domestic Product (GDP) and profits over the past six months ended March 31, 2004. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these catalysts, equity investors had the added benefit of the most attractive tax rates on dividends and capital gains in more than 50 years.

After emerging relatively unscathed from the volatile interest rate environment of the third quarter in 2003, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing

1

LETTER TO SHAREHOLDERS continued

activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

After third quarter 2003 GDP growth in excess of 8%, the U.S. economy was tracking for 4% growth in the fourth quarter. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger profit margin expansion, which propelled earnings higher. The gathering momentum throughout the economy led to upward revisions for fourth quarter earnings, and equities continued to trend higher.

Record levels of productivity growth were enhanced by major increases in capital investment. Indeed, spending on equipment and software grew by approximately 15% in the second half of 2003, and forecasts suggested a similar pace during the first half of 2004. The more productive workers became, however, the less inclined businesses were to increase payrolls. Concerns over a jobless recovery mounted, resulting in temporary periods of volatility within the equity markets. Yet, seemingly every time these concerns increased, Fed officials responded with positive commentary indicating that monetary policy would remain accommodative for a "considerable period."

The momentum in the economy and corporate profitability carried over into the new year. Operating earnings for companies in the Standard & Poor's 500 Index surged

2

LETTER TO SHAREHOLDERS continued

by 28% in the fourth quarter of 2003 and strong demand in the first quarter led to positive revisions for 2004 earnings forecasts. The equity markets initially responded favorably to the improving outlook for profits, yet pulled back as the quarter progressed due to rising geopolitical tensions. Terrorist activity in Spain and the problems in Iraq at times weighed heavily on investor sentiment. In addition, fears of rising interest rates started to emerge as the investment period concluded.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with
sales charge	8.26%	9.47%	13.37%	N/A	N/A

6-month return w/o
sales charge	14.89%	14.47%	14.37%	14.95%	14.85%

Average annual return*

1 year with sales charge	29.37%	31.17%	35.15%	N/A	N/A

1 year w/o sales charge	37.26%	36.17%	36.15%	37.53%	37.25%

5 year	-2.98%	-2.87%	-2.54%	-1.59%	-1.83%

10 year	8.97%	8.14%	9.22%	9.84%	9.61%

*Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/ fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Classes I and IS would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Cap Equity Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

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Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS A		2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$11.93	$9.70	$12.23	$17.69	$20.06	$18.34
Income from investment operations
Net investment income (loss)	0.03	0.05	0.07	0.04	-0.01	-0.02
Net realized and unrealized gains or losses on securities and futures contracts	1.74	2.23	-2.53	-4.81	2.47	5.86
Total from investment operations	1.77	2.28	-2.46	-4.77	2.46	5.84
Distributions to shareholders from
Net investment income	-0.02	-0.05	-0.07	-0.04	0	-0.01
Net realized gains	0	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	-0.02	-0.05	-0.07	-0.69	-4.83	-4.12
Net asset value, end of period	$13.68	$11.93	$9.70	$12.23	$17.69	$20.06
Total return[2]	14.89%	23.61%	-20.25%	-27.82%	12.31%	35.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$52,456	$40,373	$35,214	$15,410	$22,908	$20,930
Ratios to average net assets
Expenses[3]	1.18%[4]	1.12%	1.00%	0.96%	1.08%	1.10%
Net investment income (loss)	0.48%[4]	0.47%	0.60%	0.25%	-0.08%	-0.16%
Portfolio turnover rate	28%	49%	67%	54%	67%	85%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS B		2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$11.48	$9.36	$11.82	$17.21	$19.77	$18.23
Income from investment operations
Net investment loss	-0.01	-0.03	-0.01	-0.07	-0.13	-0.06
Net realized and unrealized gains or losses on securities and futures contracts	1.67	2.15	-2.45	-4.67	2.40	5.71
Total from investment operations	1.66	2.12	-2.46	-4.74	2.27	5.65
Distributions to shareholders from
Net investment income	0[2]	0[2]	0	0	0	0
Net realized gains	0	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	0	0	0	-0.65	-4.83	-4.11
Net asset value, end of period	$13.14	$11.48	$9.36	$11.82	$17.21	$19.77
Total return[3]	14.47%	22.68%	-20.81%	-28.44%	11.42%	34.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,721	$10,211	$11,221	$2,017	$2,704	$2,376
Ratios to average net assets
Expenses[4]	1.87%[5]	1.85%	1.76%	1.73%	1.84%	1.82%
Net investment loss	-0.23%[5]	-0.25%	-0.13%	-0.47%	-0.84%	-0.86%
Portfolio turnover rate	28%	49%	67%	54%	67%	85%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Amount represents less than $0.005 per share

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS C		2003[1]	2002[1]	2001[1]	2000	1999[2]
Net asset value, beginning of period	$11.69	$9.53	$12.03	$17.50	$20.02	$21.58
Income from investment operations
Net investment loss	-0.02	-0.02	-0.01	-0.08	-0.12	-0.01
Net realized and unrealized gains or losses on securities and futures contracts	1.70	2.18	-2.49	-4.74	2.43	-1.55
Total from investment operations	1.68	2.16	-2.50	-4.82	2.31	-1.56
Distributions to shareholders from
Net investment income	0[3]	0	0	0	0	0
Net realized gains	0	0	0	-0.65	-4.83	0
Total distributions to shareholders	0	0	0	-0.65	-4.83	0
Net asset value, end of period	$13.37	$11.69	$9.53	$12.03	$17.50	$20.02
Total return[4]	14.37%	22.67%	-20.78%	-28.42%	11.49%	-7.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,739	$460	$504	$88	$409	$78
Ratios to average net assets
Expenses[5]	1.86%[6]	1.85%	1.75%	1.72%	1.84%	1.87%[6]
Net investment loss	-0.24%[6]	-0.21%	-0.11%	-0.54%	-0.82%	-0.78%[6]
Portfolio turnover rate	28%	49%	67%	54%	67%	85%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from June 30, 1999 (commencement of class operations), to September 30, 1999.

[3]   Amount represents less than $0.005 per share

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[2]
		Year Ended September 30,
CLASS I1		2003[2]	2002[2]	2001[2]	2000	1999
Net asset value, beginning of period	$11.99	$9.74	$12.28	$17.78	$20.11	$18.35
Income from investment operations
Net investment income	0.05	0.08	0.10	0.08	0.03	0.02
Net realized and unrealized gains or losses on securities and futures contracts	1.74	2.25	-2.54	-4.85	2.48	5.87
Total from investment operations	1.79	2.33	-2.44	-4.77	2.51	5.89
Distributions to shareholders from
Net investment income	-0.05	-0.08	-0.10	-0.08	-0.01	-0.02
Net realized gains	0	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	-0.05	-0.08	-0.10	-0.73	-4.84	-4.13
Net asset value, end of period	$13.73	$11.99	$9.74	$12.28	$17.78	$20.11
Total return	14.95%	24.04%	-20.05%	-27.72%	12.62%	35.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,682,386	$528,160	$805,341	$843,929	$1,062,608	$476,928
Ratios to average net assets
Expenses[3]	0.87%[4]	0.85%	0.74%	0.73%	0.81%	0.85%
Net investment income	0.77%[4]	0.76%	0.83%	0.52%	0.24%	0.09%
Portfolio turnover rate	28%	49%	67%	54%	67%	85%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2004 (unaudited)[1]
		Year Ended September 30,
CLASS IS		2003[1]	2002[1]	2001[1]	2000[2]
Net asset value, beginning of period	$11.93	$9.70	$12.23	$17.69	$19.83
Income from investment operations
Net investment income	0.03	0.05	0.07	0.04	0.01
Net realized and unrealized gains or losses on securities and futures contracts	1.74	2.24	-2.53	-4.81	0.34
Total from investment operations	1.77	2.29	-2.46	-4.77	0.35
Distributions to shareholders from
Net investment income	-0.02	-0.06	-0.07	-0.04	0
Net realized gains	0	0	0	-0.65	-2.49
Total distributions to shareholders	-0.02	-0.06	-0.07	-0.69	-2.49
Net asset value, end of period	$13.68	$11.93	$9.70	$12.23	$17.69
Total return	14.85%	23.64%	-20.25%	-27.85%	1.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$92,982	$915	$771	$967	$1,435
Ratios to average net assets
Expenses[3]	1.11%[4]	1.10%	0.99%	0.98%	1.00%[4]
Net investment income	0.50%[4]	0.49%	0.58%	0.27%	0.21%[4]
Portfolio turnover rate	28%	49%	67%	54%	67%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.8%
Johnson Controls, Inc.	107,168	$ 6,338,987
Lear Corp.	125,104	7,751,444
14,090,431
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	328,278	8,138,012
International Game Technology, Inc.	188,160	8,459,674
Yum! Brands, Inc. *	239,670	9,105,063
25,702,749
Household Durables 1.1%
Black & Decker Corp.	192,046	10,935,099
Pulte Homes, Inc. (p)	173,218	9,630,921
20,566,020
Media 3.6%
Knight-Ridder, Inc.	80,779	5,917,062
McGraw-Hill Companies, Inc.	94,807	7,218,605
Omnicom Group, Inc.	103,212	8,282,763
Time Warner, Inc. *	1,124,021	18,950,994
Viacom, Inc., Class B	322,099	12,629,502
Walt Disney Co.	560,719	14,012,368
67,011,294
Multi-line Retail 0.5%
Federated Department Stores, Inc.	171,026	9,243,955
Specialty Retail 3.3%
Advance Auto Parts, Inc. *	83,400	3,391,878
Best Buy Co., Inc.	104,966	5,428,841
Gap, Inc.	566,541	12,418,579
Home Depot, Inc.	559,600	20,906,656
Michaels Stores, Inc. (p)	141,778	6,893,246
RadioShack Corp.	214,450	7,111,162
Toys "R" Us, Inc. *	280,542	4,713,106
60,863,468
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.	194,902	7,045,707
CONSUMER STAPLES 11.2%
Beverages 2.3%
Coca-Cola Co.	471,102	23,696,431
Coca-Cola Enterprises, Inc.	612,975	14,815,606
PepsiCo, Inc.	75,584	4,070,198
42,582,235
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 3.8%
Costco Wholesale Corp. *	447,280	$ 16,799,837
CVS Corp.	504,477	17,808,038
Wal-Mart Stores, Inc.	598,869	35,746,490
70,354,365
Food Products 1.5%
Archer-Daniels Midland Co.	759,563	12,813,828
Dean Foods Co. *	260,435	8,698,529
Hershey Foods Corp.	67,428	5,586,410
27,098,767
Household Products 1.8%
Procter & Gamble Co.	313,162	32,844,430
Personal Products 0.5%
Avon Products, Inc.	135,157	10,254,362
Tobacco 1.3%
Altria Group, Inc.	439,404	23,925,548
ENERGY 6.0%
Oil & Gas 6.0%
ChevronTexaco Corp.	207,957	18,254,465
ConocoPhillips (p)	253,890	17,724,061
Exxon Mobil Corp.	902,306	37,526,907
Marathon Oil Corp.	337,578	11,366,251
Occidental Petroleum Corp.	206,522	9,510,338
Pogo Producing Co.	99,242	4,552,231
Sunoco, Inc.	177,721	11,086,236
110,020,489
FINANCIALS 20.9%
Capital Markets 3.1%
Bear Stearns Companies, Inc.	99,666	8,738,715
J.P. Morgan Chase & Co.	457,364	19,186,419
Lehman Brothers Holdings, Inc.	145,501	12,057,668
Merrill Lynch & Co., Inc.	123,223	7,339,162
Morgan Stanley	161,553	9,256,987
56,578,951
Commercial Banks 3.7%
Bank of America Corp.	381,189	30,868,685
Bank One Corp.	158,946	8,665,736
National City Corp.	301,471	10,726,338
U.S. Bancorp	347,903	9,619,518
Wells Fargo & Co.	155,934	8,836,780
68,717,057
Consumer Finance 0.8%
Capital One Financial Corp.	203,028	15,314,402
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.3%
CIT Group, Inc.	227,148	$ 8,642,981
Citigroup, Inc.	1,143,869	59,138,027
Principal Financial Group	316,761	11,286,195
79,067,203
Insurance 4.6%
Ace, Ltd.	237,901	10,148,857
Allstate Corp.	283,024	12,866,271
American International Group, Inc.	401,680	28,659,868
Fidelity National Financial, Inc.	127,009	5,029,556
Loews Corp.	157,502	9,302,068
MetLife, Inc.	245,519	8,760,118
Travelers Property Casualty Corp., Class B	622,307	10,747,242
85,513,980
Real Estate 0.4%
Equity Office Properties Trust REIT	225,883	6,525,760
Thrifts & Mortgage Finance 4.0%
Countrywide Financial Corp.	199,711	19,152,285
Fannie Mae	168,770	12,548,050
Freddie Mac	114,957	6,789,360
Golden West Financial Corp.	116,039	12,990,566
MGIC Investment Corp. (p)	68,343	4,389,671
Washington Mutual, Inc.	419,113	17,900,316
73,770,248
HEALTH CARE 13.3%
Biotechnology 1.2%
Amgen, Inc. *	216,974	12,621,378
Genzyme Corp. *	207,127	9,743,254
22,364,632
Health Care Equipment & Supplies 1.7%
Becton Dickinson & Co.	192,950	9,354,216
Boston Scientific Corp. *	220,376	9,339,535
Guidant Corp.	205,952	13,051,178
31,744,929
Health Care Providers & Services 2.5%
Aetna, Inc.	225,586	20,239,576
Anthem, Inc. *(p)	65,399	5,927,765
Medco Health Solutions, Inc. *	227,800	7,745,200
Wellpoint Health Networks, Inc., Class A *	104,143	11,843,142
45,755,683
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.	642,186	$ 15,560,167
Johnson & Johnson Co.	745,866	37,830,323
King Pharmaceuticals, Inc. *	483,337	8,139,395
Merck & Co., Inc.	362,224	16,006,679
Pfizer, Inc.	1,300,163	45,570,713
Watson Pharmaceuticals, Inc. *	174,203	7,454,146
Wyeth	418,421	15,711,709
146,273,132
INDUSTRIALS 10.9%
Aerospace & Defense 2.4%
L-3 Communications Holdings, Inc. *(p)	223,843	13,314,182
Northrop Grumman Corp.	120,105	11,820,734
United Technologies Corp.	221,580	19,122,354
44,257,270
Air Freight & Logistics 1.2%
FedEx Corp.	192,071	14,436,056
Ryder System, Inc.	212,405	8,226,446
22,662,502
Building Products 1.4%
American Standard Companies, Inc. *	127,753	14,531,904
Masco Corp.	354,661	10,795,881
25,327,785
Commercial Services & Supplies 1.1%
Cendant Corp.	625,665	15,259,969
Deluxe Corp. (p)	118,831	4,765,123
20,025,092
Industrial Conglomerates 3.3%
3M Co.	66,418	5,437,641
General Electric Co.	1,480,386	45,181,381
Tyco International, Ltd.	381,672	10,934,903
61,553,925
Machinery 1.2%
Deere & Co.	61,657	4,273,447
Paccar, Inc.	192,219	10,810,396
SPX Corp. (p)	154,637	7,032,891
22,116,734
Road & Rail 0.3%
Burlington Northern Santa Fe Corp.	180,584	5,688,396
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.4%
Communications Equipment 2.8%
Cisco Systems, Inc. *	1,116,144	$ 26,251,707
Motorola, Inc.	536,773	9,447,205
QUALCOMM, Inc.	193,357	12,842,772
UTStarcom, Inc. *(p)	116,069	3,338,144
51,879,828
Computers & Peripherals 3.7%
Dell, Inc. *	429,767	14,448,766
EMC Corp. *	290,826	3,958,142
Hewlett-Packard Co.	665,730	15,205,273
International Business Machines Corp.	310,808	28,544,607
Lexmark International Group, Inc., Class A *	39,656	3,648,352
SanDisk Corp. *(p)	102,242	2,900,606
68,705,746
Electronic Equipment & Instruments 0.6%
CDW Corp.	41,036	2,774,444
Jabil Circuit, Inc. *	119,057	3,503,847
Sanmina Corp. *	316,169	3,481,021
9,759,312
Internet Software & Services 0.1%
Yahoo!, Inc. *	41,660	2,024,259
IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	71,742	3,723,410
Fiserv, Inc. *	134,868	4,824,228
8,547,638
Office Electronics 0.3%
Xerox Corp. *(p)	368,565	5,369,992
Semiconductors & Semiconductor Equipment 3.6%
Altera Corp. *	91,950	1,880,378
Analog Devices, Inc.	78,137	3,751,357
Applied Materials, Inc. *	239,220	5,114,524
Intel Corp.	1,171,471	31,864,011
Linear Technology Corp.	33,743	1,249,166
National Semiconductor Corp. *	129,646	5,760,172
Texas Instruments, Inc.	438,915	12,825,096
Xilinx, Inc. *	110,169	4,186,422
66,631,126
Software 4.8%
Adobe Systems, Inc.	125,063	4,931,234
BMC Software, Inc. *	164,273	3,211,537
Citrix Systems, Inc. *	177,771	3,843,409
Electronic Arts, Inc. *	208,123	11,230,317
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Microsoft Corp.	1,896,534	$ 47,356,454
Oracle Corp. *	688,739	8,271,755
Symantec Corp. *	185,858	8,605,226
Veritas Software Corp. *	50,648	1,362,938
88,812,870
MATERIALS 3.1%
Chemicals 0.4%
Praxair, Inc.	221,715	8,230,061
Containers & Packaging 0.7%
Ball Corp.	185,691	12,586,136
Metals & Mining 1.3%
Alcoa, Inc.	315,890	10,958,224
Phelps Dodge Corp. *	152,649	12,465,318
23,423,542
Paper & Forest Products 0.7%
Georgia-Pacific Corp.	409,157	13,784,499
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.3%
AT&T Corp.	459,939	9,001,006
BellSouth Corp.	246,328	6,820,822
SBC Communications, Inc.	302,815	7,431,080
Sprint Corp.	220,797	4,069,289
Verizon Communications, Inc.	419,679	15,335,071
42,657,268
Wireless Telecommunications Services 0.8%
Nextel Communications, Inc., Class A	553,332	13,683,900
UTILITIES 2.5%
Electric Utilities 1.3%
CenterPoint Energy, Inc. (p)	621,944	7,108,820
Entergy Corp.	168,540	10,028,130
Exelon Corp.	103,750	7,145,262
24,282,212
Gas Utilities 0.8%
NiSource, Inc.	315,467	6,703,674
Sempra Energy	265,920	8,456,256
15,159,930
Multi-Utilities & Unregulated Power 0.4%
Public Service Enterprise Group, Inc.	147,115	6,911,463
Total Common Stocks (cost $1,305,862,925)		1,817,311,283
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2004  (unaudited)

	Principal Amound	Value

SHORT-TERM INVESTMENTS 3.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills 0.93%, 06/17/2004 (f)†	$ 2,000,000	$ 1,996,043

	Shares	Value

MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund (o)	5,630,778	5,630,778
Navigator Prime Portfolio (pp)	65,357,221	65,357,221
Total Short-Term Investments (cost $72,984,042)		72,984,042
Total Investments (cost $1,378,846,967) 102.4%		1,890,295,325
Other Assets and Liabilities (2.4%)		(45,011,855)
Net Assets 100.0%		$ 1,845,283,470

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004  (unaudited)

Assets
Identified cost of securities	$ 1,378,846,967
Net unrealized gains on securities	511,448,358

Market value of securities	1,890,295,325
Receivable for securities sold	77,131,740
Receivable for Fund shares sold	607,767
Dividends receivable	2,294,604
Receivable for securities lending income	5,548
Prepaid expenses and other assets	19,177

Total assets	1,970,354,161

Liabilities
Dividends payable	626,510
Payable for securities purchased	56,776,323
Payable for Fund shares redeemed	1,977,921
Payable for securities on loan	65,357,221
Payable for daily variation margin on open futures contracts	27,600
Advisory fee payable	34,401
Distribution Plan expenses payable	1,542
Due to other related parties	5,553
Accrued expenses and other liabilities	263,620

Total liabilities	125,070,691

Net assets	$ 1,845,283,470

Net assets represented by
Paid-in capital	$ 1,435,681,267
Undistributed net investment income	96,605
Accumulated net realized losses on securities and futures contracts	(102,072,891)
Net unrealized gains on securities and futures contracts	511,578,489

Total net assets	$ 1,845,283,470

Net assets consists of
Class A	$ 52,455,592
Class B	14,721,237
Class C	2,738,622
Class I	1,682,386,255
Class IS	92,981,764

Total net assets	$ 1,845,283,470

Shares outstanding
Class A	3,834,612
Class B	1,120,591
Class C	204,830
Class I	122,542,241
Class IS	6,795,982

Net asset value per share
Class A	$ 13.68
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.51
Class B	$ 13.14
Class C	$ 13.37
Class I	$ 13.73
Class IS	$ 13.68

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2004  (unaudited)

Investment income
Dividends	$ 11,640,793

Expenses
Advisory fee	4,711,000
Distribution Plan expenses
Class A	71,431
Class B	68,187
Class C	9,792
Class IS	77,031
Administrative services fee	712,963
Transfer agent fees	406,622
Trustees' fees and expenses	11,536
Printing and postage expenses	36,552
Custodian and accounting fees	197,033
Registration and filing fees	32,694
Professional fees	16,536
Interest expense	2,269
Other	55,172

Total expenses	6,408,818
Less: Expense reductions	(1,836)
Expense reimbursements	(753)

Net expenses	6,406,229

Net investment income	5,234,564

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on:
Securities	111,430,659
Futures contracts	513,930
Net realized gains on securities and futures contracts	111,944,589
Net change in unrealized gains or losses on securities and futures contracts	62,378,752

Net realized and unrealized gains or losses on securities and futures contracts	174,323,341

Net increase in net assets resulting from operations	$ 179,557,905

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004		Year Ended
	(unaudited)		September 30, 2003

Operations
Net investment income		$ 5,234,564		$ 4,832,536
Net realized gains or losses on securities and futures contracts		111,944,589		(53,388,501)
Net change in unrealized gains or losses on securities and futures contracts		62,378,752		201,028,245

Net increase in net assets resulting from operations		179,557,905		152,472,280

Distributions to shareholders from
Net investment income
Class A		(89,593)		(191,121)
Class B		(733)		(2,282)
Class C		(85)		0
Class I		(4,940,571)		(4,563,183)
Class IS		(156,000)		(4,554)

Total distributions to shareholders		(5,186,982)		(4,761,140)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	677,468	9,062,695	1,340,853	14,359,135
Class B	45,765	580,647	41,906	446,604
Class C	15,163	196,690	172,301	1,729,352
Class I	4,307,230	57,193,785	5,210,273	56,327,029
Class IS	66,404	881,144	0	0

		67,914,961		72,862,120

Net asset value of shares issued in reinvestment of distributions
Class A	6,226	82,332	16,555	179,604
Class B	52	675	221	2,212
Class C	5	71	0	0
Class I	63,807	847,537	137,395	1,505,242
Class IS	9,550	127,878	415	4,527

		1,058,493		1,691,585

Automatic conversion of Class B shares to Class A shares
Class A	98,745	1,289,028	111,024	1,187,229
Class B	(102,738)	(1,289,028)	(115,248)	(1,187,229)

		0		0

Payment for shares redeemed
Class A	(538,671)	(7,170,123)	(1,715,303)	(18,490,611)
Class B	(184,894)	(2,344,714)	(236,829)	(2,415,354)
Class C	(32,702)	(433,856)	(185,816)	(1,932,034)
Class I	(19,010,420)	(254,926,836)	(43,941,253)	(472,321,188)
Class IS	(1,156,922)	(15,492,710)	(3,164)	(36,423)

		(280,368,239)		(495,195,610)

Net asset value of shares issued in acquisition
Class A	207,685	2,647,485	0	0
Class B	473,118	5,799,909	0	0
Class C	183,004	2,283,228	0	0
Class I	93,116,546	1,191,947,205	0	0
Class IS	7,800,217	99,509,700	0	0

		1,302,187,527		0

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	March 31, 2004	Year Ended
	(unaudited)	September 30, 2003

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$ 1,090,792,742	$ (420,641,905)

Total increase (decrease) in net assets	1,265,163,665	(272,930,765)
Net assets
Beginning of period	580,119,805	853,050,570

End of period	$ 1,845,283,470	$ 580,119,805

Undistributed net investment income	$ 96,605	$ 49,023

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the "Fund"), (formerly, Evergreen Stock Selector Fund) is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.66% of the Fund's average daily net assets.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $753. Total amounts subject to recoupment as of March 31, 2004 were $383,214.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.06% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2004, the Fund paid brokerage commissions of $47,606 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Core Equity Fund in a tax-free exchange for Class A, Class B, Class C, Class I and Class IS shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shares of Evergreen Core Equity Fund at an exchange ratio of 4.54, 4.72, 4.64, 4.52 and 4.20 for Class A, Class B and Class C, Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $306,963,595. The aggregate net assets of the Fund and Evergreen Core Equity Fund immedi-

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

ately prior to the acquisition were $599,467,930 and $1,302,187,527, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,901,655,457.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $372,748,898 and $597,417,957, respectively, for the six months ended March 31, 2004.

At March 31, 2004, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2004	Gain

June 2004	92 S&P 500 Index	$25,742,569	$25,872,700	$130,131

During the six months ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $63,877,859 and $65,357,221, respectively. During the six months ended March 31, 2004, the Fund earned $22,106 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,384,790,092. The gross unrealized appreciation and depreciation on securities based on tax cost was $518,458,113 and $12,952,880, respectively, with a net unrealized appreciation of $505,505,233.

As of September 30, 2003, the Fund had $160,596,934 in capital loss carryovers for federal income tax purposes with $95,951,822 expiring in 2010 and $64,645,112 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and elected to defer post-October losses of $52,458,369.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2004, the Fund had average borrowings outstanding of $145,449 on an annualized basis at a rate of 1.56% and paid interest of $2,269.

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.66% and declining to 0.45% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569843

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 5/26/2004